DG
                                        Investor Series
                                        Stock and Bond Funds

                                      o DG Equity Fund
                                      o DG Opportunity Fund
                                      o DG Limited Term
                                        Government Income Fund
                                      o DG Government
                                        Income Fund
                                      o DG Municipal Income Fund

                                        Combined
                                        Semi-Annual Report

                       [DG INVESTOR SERIES LOGO]

                                        Diversified Portfolios of
                                        DG Investor Series,
                                        an Open-End Management
                                        Investment Company

                                          ParkSouth
                                          Corporation
                                          Jackson, MS
                                          Investment Adviser

                                          Womack Asset
[LOGO] FEDERATED INVESTORS                Management, Inc.
                                          Jackson, MS
       FEDERATED INVESTORS TOWER          Sub-Adviser to
       PITTSBURGH, PA 15222-3779          DG Opportunity Fund

       FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUNDS
       AND IS A SUBSIDIARY OF FEDERATED INVESTORS.

       Cusip 23321N301    Cusip 23321N202
       Cusip 23321N400    Cusip 23321N608
       Cusip 23321N509    G00498-08(10/97)    [RECYCLED PAPER]


                                              August 31, 1997

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for the DG Investor Series--Stock and Bond Funds for the six-month period from March 1, 1997 through August 31, 1997.

The Report begins with a discussion with each fund's portfolio manager, followed by a complete list of fund holdings and financial statements.

The following highlights cover each fund's activity over the six-month period:

- DG EQUITY FUND, consistent with an extremely favorable stock market environment, delivered a very strong total return of 16.90%* for the period. Contributing to the total return was income totaling $0.06 per share, and a 16% increase in net asset value. Net assets reached $589.9 million at the end of the period.

- DG OPPORTUNITY FUND produced an outstanding total return of 27.12%* for the period through strong price increases among the fund's smaller-capitalization holdings. The fund's net asset value rose from $13.53 on the first day of the period to $17.20 on the last day. Net assets topped the $100 million mark, reaching $106.7 million at the end of the period.

- DG LIMITED TERM GOVERNMENT INCOME FUND paid dividends totaling $0.25 per share. The fund's conservative, shorter-maturity government portfolio produced a total return of 2.97%* for the period. Net assets stood at $80.6 million.

- DG GOVERNMENT INCOME FUND, a portfolio of U.S. government securities, paid dividends totaling $0.28 per share. The fund's total return was 3.88%* for the period. Net assets stood at $269.3 million.

- DG MUNICIPAL INCOME FUND rewarded tax-sensitive investors with federally tax-free dividends totaling $0.24 per share and capital gains of $0.02 per share.** Net asset value increased by $0.08 per share. As a result of income, gains and net asset value increase, the fund's total return was 3.29%.* At the end of the report period, net assets reached $49.1 million.

Thank you for keeping your money working in one or more key financial markets through DG Investor Series. You have our commitment to provide the highest level of service as we keep you informed about your progress.

Sincerely,

LOGO
Edward C. Gonzales
President
October 15, 1997

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charge. Total returns based on the maximum sales charge for the six-month period are as follows: DG Equity Fund, 12.84%, DG Opportunity Fund, 22.68%; DG Limited Term government Income Fund, 0.89%; DG Government Income Fund, 1.78%; and DG Municipal Income Fund, 1.18%.

** Income may be subject to the federal alternative minimum tax and state and local taxes.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

DG EQUITY FUND

DG Equity Fund's first half of fiscal 1997 produced strong investment results, reminiscent of the return of 16.78%* achieved by the fund in the last half of fiscal 1996. Reflecting the positive effects of an extended period of lower than expected long-term interest rates, stock prices in the benchmark S&P 500 Index** ("S&P 500") rose 13.7% in the fund's last six-month fiscal period. On a total return basis, the S&P 500 generated an unusually strong 14.8% increase from March 1st through close of business August 29, 1997, while the fund earned an even better 16.9%.* The fund's performance also compares favorably with the 15.2% total return generated by the Lipper Growth (Mutual) Fund Average*** over the period.

We believe that for the near term, the price/earnings ratios ("P/E") of large-cap growth stocks, as a group, are likely to remain at or near their current expanded levels. This assumes the continuation of lower than normal interest rates. The expectational content incorporated in the P/E current multiples, while possibly inflated, appears justified on the basis of our own favorable economic/market scenario projections. With gross domestic product likely to expand at only a slightly higher than historical rate of some 3% to 3 1/2% (real rate), there seems ample justification for some modest P/E "froth" to be reflected in the valuation process. Should, as now seems generally anticipated, the S&P 500 routinely begin to grow its earnings stream at closer to a higher 8% rate than the long-term historical rate of 6 1/2%, and do so with no apparent inflationary economic effect, the per share earnings (stream) "discounter" should tend to contract, thereby expanding stock P/E multiples and raising stock prices. We are further encouraged by the fact that growth stocks usually fare best of all under these moderately expansive economic circumstances. We believe that the fund's investors will benefit, over time, from the likely persistence of these favorable market and economic conditions.

During the last six months we have made routine minor changes in the fund's portfolio as we sought to improve its long-term growth potential. We modestly increased the fund's position in the consumer Non-Durable and the Health Care economic sectors, and we trimmed or eliminated certain holdings whose price appreciation had inflated their weighting in the portfolio or whose growth prospects had diminished.

None of our views have changed regarding the long-term appeal of those economic sectors we have long held as offering the greatest investment potential for the future. For the long run, we still believe that the true growth stock investor will find the greatest opportunities in the classic growth segments of our economy. For us, those areas of most interest are the Technology, Consumer Non-Durable, Health Care, Business Equipment and Services, Retail, and the Capital Goods economic sectors. The bulk of the fund's portfolio will continue to be diversified within the various industries comprising these broad economic sectors unless major and largely unpredictable secular realignments occur with the economy. This relatively narrow strategic focus may preclude the fund from investing in potentially rewarding positions, but it affords the fund the benefits associated with a commitment to time-tested and proven growth enterprises, while minimizing the dangers associated with the "fad"-like influences present in today's investment arena.

  * Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return based on the maximum sales charge for the one-year, five-year, and since inception (8/3/92) periods ended August 31, 1997, was 35.25%, 17.02% and 16.43%, respectively.

 ** The S&P 500 Index is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical
    Services, Inc. as falling into respective categories indicated. These figures do not reflect sales charges.


--------------------------------------------------------------------------------

DG OPPORTUNITY FUND

DG Opportunity Fund was established in July 1994, to provide investors with a diversified portfolio of mostly smaller-capitalized companies with at least 65% of the fund's total assets invested in equity securities of companies that have a market value capitalization of less than $1 billion.* The objective of the fund is to provide capital appreciation. The majority of the small-cap universe is less widely followed by institutional investors which creates the opportunity to add value to the fund's portfolio through research. Companies are identified and a fundamental/technical analysis is performed to discern both potential growth and risk. Company activities are monitored through analyst's research reports and company conferences. Technical analysis is incorporated to derive company specific patterns of price movement and to complete the evaluation process. The holdings of the fund are more speculative than stocks from more mature firms and lend characteristics which include below-market dividend yields, above-market betas, high residual risk relative to broad market indexes, higher price ratios, and greater variability in the earnings number. These factors produce the potential for market appreciation which exceeds that of larger-capitalization stocks in return for greater volatility.

For the six-month period ended August 31, 1997, the funds holdings were concentrated in domestic energy and oil field services. Technology, retail and restaurant sectors were well represented. The portfolio fluctuated between 50 and 70 issues with an above average portfolio turnover rate. The net asset base increased from $80.5 million as of February 28, 1997 to 106.7 million as of August 29, 1997. Total return based on net asset value for the twelve-month period ended August 31, 1997 was 27.25%.**

 * Small cap stocks have historically experienced greater volatility than average.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund's total return, based on the maximum sales charge, for the one-year, five-year, ten-year, and since inception periods ended August 31, 1997, was 22.79%, 23.69%, 18.17%, and 15.05%.

   The quoted performance data includes the performance of the collective trust fund for the period before the date on which the fund commenced operations (August 1, 1994), as adjusted to reflect the fund's then anticipated expenses as set forth in the "Expenses of the Fund" section of the fund's initial prospectus. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. It the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.


SHAREHOLDER MEETING RESULTS
--------------------------------------------------------------------------------

A special meeting of the shareholders of DG Opportunity Fund was held on July 21, 1997. On June 19, 1997, the record date for shareholders voting at the meeting, there were 6,156,191 shares of DG Opportunity Fund outstanding and entitled to vote. The following item was considered by shareholders.

AGENDA ITEM: To approve or disapprove a Sub-Advisory Agreement and exhibits thereto between ParkSouth Corporation and Womack Asset Management, Inc. on behalf of DG Opportunity Fund.

The results of shareholders voting were as follows:

 SHARES VOTED FOR       SHARES VOTED AGAINST        SHARES ABSTAINED
    5,689,011                    298                        0


--------------------------------------------------------------------------------

DG LIMITED TERM GOVERNMENT INCOME FUND

Interest rates declined slightly for the six-month period ended August 31, 1997. Although reports showed an economy that continued to expand, the typical inflationary pressures that accompany an expansion did not surface. Investors believed that the Federal Reserve Board (the "Fed") was still vigilant in watching for economic growth occurring at too rapid a rate. The market has been anticipating rate increases by the Fed to head off an expanding economy. Yields on 3-, 5-, and 1-year Treasuries decreased by 14, 17, and 21 basis points, respectively

For the six-month period ended August 31, 1997, the fund's total return was 2.97%, based on net asset value,* compared to the Merrill Lynch 1-3 Year Treasury Index** total return of 3.38%. The fund's duration of 1.59 years and average maturity of 1.79 years were maintained during the reporting period. U.S. Treasury securities continue to hold a majority position in the fund. U.S. agency securities are being utilized more as spreads to Treasuries have widened, helping to provide a more adequate return for the additional risk. Corporate issues will also be utilized, as yield spreads should be sustained with good corporate earnings. The fund's net assets decreased during the six-month period from $84.4 to $80.6 million.

DG GOVERNMENT INCOME FUND

Interest rates declined slightly for the six-month period ended August 31, 1997. Although reports showed an economy that continued to expend, the typical inflationary pressures that accompany an expansion did not surface. Investors believed that the Fed was still vigilant in watching for economic growth occurring at too rapid a rate. The market has been anticipating rate increases by the Fed to head off an expanding economy. Yields on 3-, 5-, and 10-year Treasuries decreased by 14, 17, and 21 basis points, respectively.

For the six-month period ended August 31, 1997, the fund's total return was 3.88%, based on net asset value,* compared to the Lehman Brothers Government/Corporate Bond Index** total return of 4.36%. The fund's duration of 4.67 years and average maturity of 7.91 years continues to be shorter than the benchmark. U.S. agency securities are being utilized more, as spreads to Treasuries have widened helping to provide a more adequate return of the additional risk. Corporate issues will also be utilized as yield spreads should be sustained with good corporate earnings. The fund's net assets increased during the six-month period from $249.6 to $269.3 million.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. government securities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

   Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.

   Investments cannot be made in an index.


--------------------------------------------------------------------------------

DG MUNICIPAL INCOME FUND

DG Municipal Income Fund was established in December 1992 to provide investors with the ability to invest in a diversified portfolio of quality municipal issues. The investment objective of the fund is to provide dividend income that is exempt from federal regular income tax.*

Issues purchased by the fund during the last six months consisted largely of general obligations of states, counties and cities. The fund is currently managed with a 7.24 year average maturity. The investment adviser believes that the value in the market is in higher quality municipal issues and continues to reflect this strategy in the fund's portfolio. The adviser anticipates the average maturity will be lengthened during the next six months.

The total rate of return (income plus capital appreciation) for the six-month period ended August 31, 1997, was 3.29%, based on net asset value. As of August 31, 1997, the 30-day SEC yield was 3.93% based on net asset value (3.85% taking into account the sales charge).**

The fund's 30-day distribution rate as of August 31, 1997, was 4.49% for shares, based on net asset value (4.40% taking into account the sales charge).*** The fund's net assets increased from $47.0 million on February 28, 1997 to $49.1 million on August 31, 1997.

  * Income may be subject to the federal alternative minimum tax and state and local taxes.

 ** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*** Distribution rate reflects actual distribution made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.


DG EQUITY FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--93.0%
-----------------------------------------------------------------------------------
                   BUSINESS EQUIPMENT & SERVICES--7.6%
                   ----------------------------------------------------------------
    280,000        Automatic Data Processing, Inc.                                    $ 12,757,500
                   ----------------------------------------------------------------
     74,600        Cognizant Corp.                                                       3,133,200
                   ----------------------------------------------------------------
    133,600        Donnelley (R.R.) & Sons Co.                                           5,202,050
                   ----------------------------------------------------------------
     74,600        Dun & Bradstreet Corp.                                                2,088,800
                   ----------------------------------------------------------------
    150,000        Electronic Data Systems Corp.                                         5,671,875
                   ----------------------------------------------------------------
    207,700        Pitney Bowes, Inc.                                                   15,863,088
                   ----------------------------------------------------------------   ------------
                   Total                                                                44,716,513
                   ----------------------------------------------------------------   ------------
                   CAPITAL GOODS--9.3%
                   ----------------------------------------------------------------
    260,000        Dover Corp.                                                          17,956,250
                   ----------------------------------------------------------------
    311,000        General Electric Co.                                                 19,437,500
                   ----------------------------------------------------------------
    127,500        PPG Industries, Inc.                                                  8,032,500
                   ----------------------------------------------------------------
    120,000        Tyco International, Ltd.                                              9,412,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                54,838,750
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--19.1%
                   ----------------------------------------------------------------
     75,000        CPC International, Inc.                                               6,684,375
                   ----------------------------------------------------------------
    280,000        Coca-Cola Co.                                                        16,047,500
                   ----------------------------------------------------------------
     60,000        Eastman Kodak Co.                                                     3,922,500
                   ----------------------------------------------------------------
    120,000        Gillette Co.                                                          9,937,500
                   ----------------------------------------------------------------
    129,450        Heinz (H.J.) Co.                                                      5,388,356
                   ----------------------------------------------------------------
    250,000        International Flavors & Fragrances, Inc.                             12,781,250
                   ----------------------------------------------------------------
    411,200        PepsiCo, Inc.                                                        14,803,200
                   ----------------------------------------------------------------
    309,000        Philip Morris Cos., Inc.                                             13,480,125
                   ----------------------------------------------------------------
    115,000        Procter & Gamble Co.                                                 15,302,188
                   ----------------------------------------------------------------
    209,800        Sara Lee Corp.                                                        8,444,450
                   ----------------------------------------------------------------
    160,000        Sysco Corp.                                                           5,680,000
                   ----------------------------------------------------------------   ------------
                   Total                                                               112,471,444
                   ----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   CONSUMER SERVICES--2.7%
                   ----------------------------------------------------------------
    204,500        Disney (Walt) Co.                                                  $ 15,708,156
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--18.7%
                   ----------------------------------------------------------------
    187,300        Abbott Laboratories                                                  11,226,294
                   ----------------------------------------------------------------
    100,000        American Home Products Corp.                                          7,200,000
                   ----------------------------------------------------------------
    100,000        Bristol-Myers Squibb Co.                                              7,600,000
                   ----------------------------------------------------------------
    100,000        Hillenbrand Industries, Inc.                                          4,393,750
                   ----------------------------------------------------------------
    240,000        Johnson & Johnson                                                    13,605,000
                   ----------------------------------------------------------------
    160,000        Medtronic, Inc.                                                      14,460,000
                   ----------------------------------------------------------------
    166,000        Merck & Co., Inc.                                                    15,240,875
                   ----------------------------------------------------------------
    280,000        Pfizer, Inc.                                                         15,505,000
                   ----------------------------------------------------------------
    340,000        Schering Plough Corp.                                                16,320,000
                   ----------------------------------------------------------------
    100,000        United Healthcare Corp.                                               4,862,500
                   ----------------------------------------------------------------   ------------
                   Total                                                               110,413,419
                   ----------------------------------------------------------------   ------------
                   RAW MATERIALS--1.3%
                   ----------------------------------------------------------------
     90,000        Lubrizol Corp.                                                        3,943,125
                   ----------------------------------------------------------------
    120,000        Morton International, Inc.                                            3,990,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 7,933,125
                   ----------------------------------------------------------------   ------------
                   RETAIL--10.1%
                   ----------------------------------------------------------------
    200,000        Albertsons, Inc.                                                      6,875,000
                   ----------------------------------------------------------------
    225,000        Home Depot, Inc.                                                     10,617,187
                   ----------------------------------------------------------------
    320,000        McDonald's Corp.                                                     15,140,000
                   ----------------------------------------------------------------
    240,000        Wal-Mart Stores, Inc.                                                 8,520,000
                   ----------------------------------------------------------------
    680,000        Walgreen Co.                                                         18,317,500
                   ----------------------------------------------------------------   ------------
                   Total                                                                59,469,687
                   ----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG EQUITY FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--22.9%
                   ----------------------------------------------------------------
    150,000        AMP, Inc.                                                          $  7,500,000
                   ----------------------------------------------------------------
    100,000    (b) Applied Materials, Inc.                                               9,437,500
                   ----------------------------------------------------------------
    177,200        Boeing Co.                                                            9,646,325
                   ----------------------------------------------------------------
    370,000    (b) Compaq Computer Corp.                                                24,235,000
                   ----------------------------------------------------------------
    130,000    (b) Digital Equipment Corp.                                               5,590,000
                   ----------------------------------------------------------------
    277,200        Hewlett-Packard Co.                                                  16,995,825
                   ----------------------------------------------------------------
    200,000        Intel Corp.                                                          18,425,000
                   ----------------------------------------------------------------
    200,000        International Business Machines Corp.                                20,175,000
                   ----------------------------------------------------------------
     33,639        Lucent Technologies, Inc.                                             2,619,637
                   ----------------------------------------------------------------
    100,000    (b) Microsoft Corp.                                                      13,218,750
                   ----------------------------------------------------------------
    100,000        Motorola, Inc.                                                        7,337,500
                   ----------------------------------------------------------------   ------------
                   Total                                                               135,180,537
                   ----------------------------------------------------------------   ------------
                   UTILITIES--1.3%
                   ----------------------------------------------------------------
    103,800        AT&T Corp.                                                            4,048,200
                   ----------------------------------------------------------------
     87,000        Central & SouthWest Corp.                                             1,799,812
                   ----------------------------------------------------------------
     40,000        SBC Communications, Inc.                                              2,175,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                 8,023,012
                   ----------------------------------------------------------------   ------------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $291,729,044)                  548,754,643
                   ----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENT--6.7%
-----------------------------------------------------------------------------------
$39,551,500        Cantor Fitzgerald Securities, 5.49%, dated 8/29/1997, due
                   9/2/1997 (AT AMORTIZED COST)                                         39,551,500
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $331,280,544)                   $588,306,143
                   ----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--95.6%
-----------------------------------------------------------------------------------
                  BUSINESS EQUIPMENT & SERVICES--8.4%
                  -----------------------------------------------------------------
    85,000    (b) Corestaff, Inc.                                                     $  2,528,750
                  -----------------------------------------------------------------
   126,000    (b) Dycom Industries, Inc.                                                 2,543,625
                  -----------------------------------------------------------------
   200,000    (b) Employee Solutions, Inc.                                               1,050,000
                  -----------------------------------------------------------------
   160,000    (b) Philip Services Corp.                                                  2,870,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                  8,992,375
                  -----------------------------------------------------------------   ------------
                  CAPITAL GOODS--3.2%
                  -----------------------------------------------------------------
   160,000    (b) Terex Corp.                                                            3,460,000
                  -----------------------------------------------------------------   ------------
                  CAPITAL GOODS/ELECTRONICS--1.3%
                  -----------------------------------------------------------------
    50,050        Kuhlman Corp.                                                          1,420,169
                  -----------------------------------------------------------------   ------------
                  COMPUTERS-PERIPHERALS & SOFTWARE--2.2%
                  -----------------------------------------------------------------
    54,000    (b) Insight Enterprises, Inc.                                              2,335,500
                  -----------------------------------------------------------------   ------------
                  CONSUMER DURABLES--2.0%
                  -----------------------------------------------------------------
    93,000    (b) Speedway Motorsports, Inc.                                             2,080,875
                  -----------------------------------------------------------------   ------------
                  CONSUMER NON-DURABLES--1.5%
                  -----------------------------------------------------------------
   100,000    (b) Hollywood Entertainment Corp.                                          1,637,500
                  -----------------------------------------------------------------   ------------
                  ENERGY/OIL-DOMESTIC--4.0%
                  -----------------------------------------------------------------
   200,000    (b) Ensearch Exploration, Inc.                                             1,800,000
                  -----------------------------------------------------------------
    22,000    (b) Nuevo Energy Co.                                                       1,117,875
                  -----------------------------------------------------------------
    45,000    (b) Stone Energy Corp.                                                     1,372,500
                  -----------------------------------------------------------------   ------------
                  Total                                                                  4,290,375
                  -----------------------------------------------------------------   ------------
                  ENERGY/OIL FIELD SERVICES--18.3%
                  -----------------------------------------------------------------
    54,400    (b) EVI, Inc.                                                              2,859,400
                  -----------------------------------------------------------------
    34,500    (b) Friede Goldman International, Inc.                                     1,388,625
                  -----------------------------------------------------------------
    27,000    (b) Gulf Island Fabrication, Inc.                                          1,093,500
                  -----------------------------------------------------------------
    80,000    (b) J. Ray McDermott, S.A.                                                 3,160,000
                  -----------------------------------------------------------------
   125,100    (b) Key Energy Group, Inc.                                                 3,236,963
                  -----------------------------------------------------------------

(See Notes to Portfolios of Investments)


DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
    72,500    (b) Oceaneering International, Inc.                                     $  1,690,156
                  -----------------------------------------------------------------
   120,000    (b) Pride International, Inc.                                              3,840,000
                  -----------------------------------------------------------------
   270,000    (b) Superior Energy Services, Inc.                                         2,244,375
                  -----------------------------------------------------------------   ------------
                  Total                                                                 19,513,019
                  -----------------------------------------------------------------   ------------
                  ENERGY/OIL SERVICES--6.1%
                  -----------------------------------------------------------------
    68,900    (b) American Outfield Divers, Inc.                                         1,301,488
                  -----------------------------------------------------------------
   100,000    (b) Input/Output, Inc.                                                     2,100,000
                  -----------------------------------------------------------------
   130,000    (b) Marine Drilling Cos., Inc.                                             3,120,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                  6,521,488
                  -----------------------------------------------------------------   ------------
                  FINANCIAL SERVICES--4.8%
                  -----------------------------------------------------------------
    41,000        Edwards(AG), Inc.                                                      1,629,750
                  -----------------------------------------------------------------
    63,000        T. Rowe Price Associates                                               3,465,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                  5,094,750
                  -----------------------------------------------------------------   ------------
                  FOOD & RELATED--0.7%
                  -----------------------------------------------------------------
    51,000        Sanderson Farms, Inc.                                                    765,000
                  -----------------------------------------------------------------   ------------
                  HEALTHCARE--5.5%
                  -----------------------------------------------------------------
    30,000    (b) Arterial Vascular Engineering, Inc.                                    1,110,000
                  -----------------------------------------------------------------
    72,000    (b) Envoy Corp.                                                            1,944,000
                  -----------------------------------------------------------------
    65,500    (b) KeraVision, Inc.                                                         499,438
                  -----------------------------------------------------------------
    99,600    (b) Neotherapeutics, Inc.                                                  1,245,000
                  -----------------------------------------------------------------
    90,000    (b) PhyMatrix Corp.                                                        1,091,250
                  -----------------------------------------------------------------   ------------
                  Total                                                                  5,889,688
                  -----------------------------------------------------------------   ------------
                  MANUFACTURED HOUSING--2.8%
                  -----------------------------------------------------------------
   122,500        Cavalier Homes, Inc.                                                   1,255,625
                  -----------------------------------------------------------------
    93,600        Coachmen Industries, Inc.                                              1,731,600
                  -----------------------------------------------------------------   ------------
                  Total                                                                  2,987,225
                  -----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  RESTAURANTS--11.7%
                  -----------------------------------------------------------------
    65,000    (b) Brinker International, Inc.                                         $  1,088,750
                  -----------------------------------------------------------------
    35,000    (b) Casa Ole Restaurants, Inc.                                               308,438
                  -----------------------------------------------------------------
   151,400    (b) Foodmaker, Inc.                                                        2,971,225
                  -----------------------------------------------------------------
   100,000    (b) Outback Steakhouse, Inc.                                               2,412,500
                  -----------------------------------------------------------------
    80,000    (b) Papa Johns International, Inc.                                         2,730,000
                  -----------------------------------------------------------------
    80,000    (b) Planet Hollywood International, Inc., Class A                          1,570,000
                  -----------------------------------------------------------------
   110,000    (b) Rare Hospitality International, Inc.                                   1,375,000
                  -----------------------------------------------------------------   ------------
                  Total                                                                 12,455,913
                  -----------------------------------------------------------------   ------------
                  RETAIL/COLLECTIVES--2.3%
                  -----------------------------------------------------------------
    75,000    (b) Action Performance Cos., Inc.                                          2,446,875
                  -----------------------------------------------------------------   ------------
                  RETAIL/CONSUMER--7.1%
                  -----------------------------------------------------------------
    70,000    (b) Regal Cinemas, Inc.                                                    1,978,374
                  -----------------------------------------------------------------
    44,000        St. John Knits, Inc.                                                   1,853,500
                  -----------------------------------------------------------------
    80,000    (b) Stage Stores, Inc.                                                     2,475,000
                  -----------------------------------------------------------------
    90,000    (b) Ugly Duckling Corp.                                                    1,248,750
                  -----------------------------------------------------------------   ------------
                  Total                                                                  7,555,624
                  -----------------------------------------------------------------   ------------
                  TECHNOLOGY/COMMUNICATIONS--0.7%
                  -----------------------------------------------------------------
    27,000    (b) Nichols Research Corp.                                                   688,500
                  -----------------------------------------------------------------   ------------
                  TECHNOLOGY/COMPUTERS--9.8%
                  -----------------------------------------------------------------
   110,000    (b) Datastream Systems, Inc.                                               3,602,500
                  -----------------------------------------------------------------
   100,000    (b) Harbinger Corp.                                                        3,500,000
                  -----------------------------------------------------------------
    55,600    (b) Interphase Corp.                                                         576,850
                  -----------------------------------------------------------------
   174,000    (b) Vanstar Corp.                                                          2,729,625
                  -----------------------------------------------------------------   ------------
                  Total                                                                 10,408,975
                  -----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG OPPORTUNITY FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL
  AMOUNT                                                                                 VALUE
----------        -----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
                  TRANSPORTATION--1.3%
                  -----------------------------------------------------------------
   100,000    (b) RailAmerica, Inc.                                                   $    500,000
                  -----------------------------------------------------------------
    45,000    (b) Railtex, Inc.                                                            860,623
                  -----------------------------------------------------------------   ------------
                  Total                                                                  1,360,623
                  -----------------------------------------------------------------   ------------
                  UTILITIES/TELECOMMUNICATIONS--1.9%
                  -----------------------------------------------------------------
    70,000    (b) ACC Corp.                                                              2,047,500
                  -----------------------------------------------------------------   ------------
                  TOTAL COMMON STOCKS (IDENTIFIED COST $76,650,626)                    101,951,974
                  -----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENT--2.4%
-----------------------------------------------------------------------------------
$2,599,400        Cantor Fitzgerald Securities, 5.49%, dated 8/29/1997, due
                  9/2/1997 (AT AMORTIZED COST)                                           2,599,400
                  -----------------------------------------------------------------   ------------
                  TOTAL INVESTMENTS (IDENTIFIED COST $79,250,026)(B)                  $104,551,374
                  -----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG LIMITED TERM GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--13.5%
-----------------------------------------------------------------------------------
                   BUSINESS EQUIPMENT & SERVICES--1.2%
                   ----------------------------------------------------------------
$ 1,000,000        International Business Machines Corp., 6.375%, 11/1/1997           $  1,001,890
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--1.5%
                   ----------------------------------------------------------------
  1,250,000        Upjohn Co., 5.875%, 4/15/2000                                         1,236,887
                   ----------------------------------------------------------------   ------------
                   PHARMACEUTICALS--1.3%
                   ----------------------------------------------------------------
  1,000,000        American Home Products Corp., 7.70%, 2/15/2000                        1,032,110
                   ----------------------------------------------------------------   ------------
                   PRINTING & PUBLISHING--1.3%
                   ----------------------------------------------------------------
  1,000,000        Gannett Co., Inc., 5.25%, 3/1/1998                                      998,880
                   ----------------------------------------------------------------   ------------
                   RETAIL--1.4%
                   ----------------------------------------------------------------
  1,136,000        Wal-Mart Stores, Inc., 5.50%, 9/15/1997                               1,136,682
                   ----------------------------------------------------------------   ------------
                   UTILITIES--6.8%
                   ----------------------------------------------------------------
  1,000,000        GTE California, Inc., 6.25%, 1/15/1998                                1,002,630
                   ----------------------------------------------------------------
  1,000,000        New England Telephone & Telegraph, 6.25%, 12/15/1997                  1,002,550
                   ----------------------------------------------------------------
  1,500,000        Northern States Power Co., 5.50%, 2/1/1999                            1,490,070
                   ----------------------------------------------------------------
  1,000,000        Pacific Gas & Electric Co., 5.375%, 8/1/1998                            996,830
                   ----------------------------------------------------------------
  1,000,000        Southern California Edison Co., 5.60%, 12/15/1998                       994,920
                   ----------------------------------------------------------------   ------------
                   Total                                                                 5,487,000
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $10,726,758)                  10,893,449
                   ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--13.7%
-----------------------------------------------------------------------------------
                   FEDERAL FARM CREDIT BANK--7.5%
                   ----------------------------------------------------------------
  2,000,000        5.50%, 9/2/1997                                                       2,000,940
                   ----------------------------------------------------------------
  2,000,000        5.51%, 12/1/1997                                                      1,999,800
                   ----------------------------------------------------------------
  2,000,000        5.69%, 10/1/1997                                                      1,999,680
                   ----------------------------------------------------------------   ------------
                   Total                                                                 6,000,420
                   ----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--CONTINUED
-----------------------------------------------------------------------------------
                   FEDERAL HOME LOAN BANK SYSTEM--2.5%
                   ----------------------------------------------------------------
$ 1,000,000        6.275%, 8/13/2001                                                  $    996,040
                   ----------------------------------------------------------------
  1,000,000        6.50%, 2/21/2001                                                        996,321
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,992,361
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
                   ----------------------------------------------------------------
  1,000,000        6.79%, 5/24/2001                                                      1,006,240
                   ----------------------------------------------------------------
  1,000,000        6.93%, 9/5/2000                                                       1,001,030
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,007,270
                   ----------------------------------------------------------------   ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
                   ----------------------------------------------------------------
  1,000,000        6.50%, 2/25/2002                                                        998,780
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $10,987,188)              10,998,831
                   ----------------------------------------------------------------   ------------
U.S. TREASURY NOTES--66.2%
-----------------------------------------------------------------------------------
  4,000,000        5.125%, 12/31/1998                                                    3,964,440
                   ----------------------------------------------------------------
  6,000,000        5.125%, 3/31/1998                                                     5,987,880
                   ----------------------------------------------------------------
  4,000,000        5.25%, 7/31/1998                                                      3,984,640
                   ----------------------------------------------------------------
  5,000,000        5.625%, 11/30/2000                                                    4,929,000
                   ----------------------------------------------------------------
  4,000,000        5.75%, 10/31/1997                                                     4,003,360
                   ----------------------------------------------------------------
  2,000,000        6.125%, 7/31/2000                                                     2,002,980
                   ----------------------------------------------------------------
  5,000,000        6.25%, 8/31/2000                                                      5,022,000
                   ----------------------------------------------------------------
  3,000,000        6.25%, 10/31/2001                                                     3,005,910
                   ----------------------------------------------------------------
  4,000,000        6.625%, 7/31/2001                                                     4,062,280
                   ----------------------------------------------------------------
  4,000,000        6.75%, 6/30/1999                                                      4,056,040
                   ----------------------------------------------------------------
  4,000,000        7.125%, 10/15/1998                                                    4,057,440
                   ----------------------------------------------------------------
  2,000,000        7.50%, 10/31/1999                                                     2,060,180
                   ----------------------------------------------------------------

(See Notes to Portfolios of Investments)


DG LIMITED TERM GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. TREASURY NOTES--CONTINUED
-----------------------------------------------------------------------------------
$ 4,000,000        7.50%, 11/15/2001                                                  $  4,189,400
                   ----------------------------------------------------------------
  2,000,000        7.875%, 1/15/1998                                                     2,017,440
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $53,174,609)              53,342,990
                   ----------------------------------------------------------------   ------------
(A) REPURCHASE AGREEMENT--7.7%
-----------------------------------------------------------------------------------
  6,195,600        Cantor Fitzgerald Securities, 5.490%, dated 8/29/1997, due
                   9/2/1997 (AT AMORTIZED COST)                                          6,195,600
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $81,084,155)                    $ 81,430,870
                   ----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--7.7%
-----------------------------------------------------------------------------------
                   BANKING--0.4%
                   ----------------------------------------------------------------
$ 1,000,000        NationsBank Corp., 5.375%, 4/15/2000                               $    976,470
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--0.7%
                   ----------------------------------------------------------------
    889,000        Anheuser-Busch Cos., Inc., 6.900%, 10/1/2002                            897,277
                   ----------------------------------------------------------------
  1,000,000        Heinz (H.J.) Co., 6.750%, 10/15/1999                                  1,010,710
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,907,987
                   ----------------------------------------------------------------   ------------
                   FINANCE--0.7%
                   ----------------------------------------------------------------
  2,000,000        Private Export Funding Corp., 6.490%, 7/15/2007                       1,991,352
                   ----------------------------------------------------------------   ------------
                   HEALTHCARE--0.9%
                   ----------------------------------------------------------------
  1,400,000        American Home Products Corp., 7.700%, 2/15/2000                       1,444,954
                   ----------------------------------------------------------------
  1,000,000        Upjohn Co., 5.875%, 4/15/2000                                           989,510
                   ----------------------------------------------------------------   ------------
                   Total                                                                 2,434,464
                   ----------------------------------------------------------------   ------------
                   PRINTING & PUBLISHING--0.6%
                   ----------------------------------------------------------------
  1,500,000        Gannett Co., Inc., 5.250%, 3/1/1998                                   1,498,320
                   ----------------------------------------------------------------   ------------
                   RAW MATERIALS--0.5%
                   ----------------------------------------------------------------
    889,000        Du Pont (E.I.) de Nemours & Co., 6.750%, 10/15/2002                     899,944
                   ----------------------------------------------------------------
    437,000        Du Pont (E.I.) de Nemours & Co., 9.150%, 4/15/2000                      467,136
                   ----------------------------------------------------------------   ------------
                   Total                                                                 1,367,080
                   ----------------------------------------------------------------   ------------
                   RETAIL--0.4%
                   ----------------------------------------------------------------
  1,200,000        Wal-Mart Stores, Inc., 5.500%, 9/15/1997                              1,200,720
                   ----------------------------------------------------------------   ------------
                   TECHNOLOGY--0.6%
                   ----------------------------------------------------------------
  1,500,000        International Business Machines Corp., 6.375%, 11/1/1997              1,502,835
                   ----------------------------------------------------------------   ------------
                   TECHNOLOGY SERVICES--0.2%
                   ----------------------------------------------------------------
    437,000        Texas Instruments, Inc., 9.250%, 6/15/2003                              488,924
                   ----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
CORPORATE BONDS--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--2.7%
                   ----------------------------------------------------------------
$ 1,000,000        Alabama Power Co., 6.750%, 2/1/2003                                $    991,990
                   ----------------------------------------------------------------
  1,500,000        GTE California, Inc., 6.250%, 1/15/1998                               1,503,945
                   ----------------------------------------------------------------
  1,500,000        New England Telephone & Telegraph, 6.250%, 12/15/1997                 1,503,825
                   ----------------------------------------------------------------
  1,500,000        Northern States Power Co., 5.500%, 2/1/1999                           1,490,070
                   ----------------------------------------------------------------
  1,000,000        Pacific Gas & Electric Co., 6.250%, 3/1/2004                            977,670
                   ----------------------------------------------------------------
  1,000,000        Southern California Edison Co., 5.625%, 10/1/2002                       958,120
                   ----------------------------------------------------------------   ------------
                   Total                                                                 7,425,620
                   ----------------------------------------------------------------   ------------
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $20,581,903)                  20,793,772
                   ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--6.3%
-----------------------------------------------------------------------------------
                   FEDERAL FARM CREDIT BANK--3.0%
                   ----------------------------------------------------------------
  4,000,000        5.510%, 12/1/1997                                                     3,999,600
                   ----------------------------------------------------------------
  4,000,000        5.500%, 11/3/1997                                                     4,003,240
                   ----------------------------------------------------------------   ------------
                   Total                                                                 8,002,840
                   ----------------------------------------------------------------   ------------
                   FEDERAL HOME LOAN BANK--1.5%
                   ----------------------------------------------------------------
  2,000,000        6.275%, 8/13/2001                                                     1,992,080
                   ----------------------------------------------------------------
  2,000,000        6.790%, 2/5/2002                                                      2,007,940
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,000,020
                   ----------------------------------------------------------------   ------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.8%
                   ----------------------------------------------------------------
  4,000,000        6.500%, 2/25/2002                                                     3,995,120
                   ----------------------------------------------------------------
  1,000,000        6.820%, 12/13/2006                                                      993,990
                   ----------------------------------------------------------------   ------------
                   Total                                                                 4,989,110
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,988,125)              16,991,970
                   ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--77.0%
-----------------------------------------------------------------------------------
                   TREASURY BONDS--23.5%
                   ----------------------------------------------------------------
 10,000,000        6.750%, 8/15/2026                                                    10,115,100
                   ----------------------------------------------------------------
 10,000,000        6.875%, 8/15/2025                                                    10,246,200
                   ----------------------------------------------------------------
  9,000,000        7.125%, 2/15/2023                                                     9,460,440
                   ----------------------------------------------------------------

(See Notes to Portfolios of Investments)


DG GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--CONTINUED
-----------------------------------------------------------------------------------
$ 7,000,000        7.250%, 8/15/2022                                                  $  7,458,290
                   ----------------------------------------------------------------
  7,000,000        7.500%, 11/15/2016                                                    7,611,240
                   ----------------------------------------------------------------
 10,000,000        7.500%, 5/15/2002                                                    10,517,800
                   ----------------------------------------------------------------
  7,000,000        7.625%, 11/15/2022                                                    7,776,790
                   ----------------------------------------------------------------   ------------
                   Total                                                                63,185,860
                   ----------------------------------------------------------------   ------------
                   TREASURY NOTES--53.5%
                   ----------------------------------------------------------------
  8,000,000        5.750%, 10/31/2000                                                    7,920,240
                   ----------------------------------------------------------------
 10,000,000        5.750%, 8/15/2003                                                     9,744,400
                   ----------------------------------------------------------------
  9,000,000        5.750%, 9/30/1997                                                     9,005,310
                   ----------------------------------------------------------------
 10,000,000        5.875%, 11/15/2005                                                    9,682,000
                   ----------------------------------------------------------------
  8,000,000        5.875%, 2/15/2004                                                     7,827,520
                   ----------------------------------------------------------------
  9,000,000        6.125%, 5/15/1998                                                     9,030,690
                   ----------------------------------------------------------------
 10,000,000        6.125%, 7/31/2000                                                    10,014,900
                   ----------------------------------------------------------------
  9,000,000        6.500%, 8/15/2005                                                     9,070,650
                   ----------------------------------------------------------------
 15,000,000        7.000%, 7/15/2006                                                    15,592,500
                   ----------------------------------------------------------------
  9,000,000        7.125%, 10/15/1998                                                    9,129,240
                   ----------------------------------------------------------------
 10,000,000        7.500%, 10/31/1999                                                   10,300,900
                   ----------------------------------------------------------------
 10,000,000        7.750%, 1/31/2000                                                    10,378,700
                   ----------------------------------------------------------------
  9,000,000        7.750%, 2/15/2001                                                     9,448,380
                   ----------------------------------------------------------------
  7,000,000        7.875%, 8/15/2001                                                     7,409,990
                   ----------------------------------------------------------------
  9,000,000        8.000%, 5/15/2001                                                     9,537,480
                   ----------------------------------------------------------------   ------------
                   Total                                                               144,092,900
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $206,354,450)      207,278,760
                   ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENT--9.4%
-----------------------------------------------------------------------------------
 25,434,100        Cantor Fitzgerald Securities, 5.490%, dated 8/29/1997, due
                   9/2/1997 (AT AMORTIZED COST)                                         25,434,100
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $269,358,578)                   $270,498,602
                   ----------------------------------------------------------------   ------------

(See Notes to Portfolios of Investments)


DG MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*       VALUE
----------    ----------------------------------------------------------   --------   -----------
LONG-TERM MUNICIPAL SECURITIES--95.2%
------------------------------------------------------------------------
              ALABAMA--3.3%
              ----------------------------------------------------------
$  500,000    Huntsville, AL, GO LT Warrants (Series A), 6.00% (Original
              Issue Yield: 6.325%), 11/1/2012                                 AA      $   531,640
              ----------------------------------------------------------
 1,000,000    Jefferson County, AL, Sewer Revenue Bonds, 6.00% (Original
              Issue Yield: 6.30%), 9/1/2013                                   NR        1,082,810
              ----------------------------------------------------------              -----------
              Total                                                                     1,614,450
              ----------------------------------------------------------              -----------
              ARIZONA--2.0%
              ----------------------------------------------------------
 1,000,000    Phoenix, AZ, GO UT Refunding Bonds (Series C), 4.90%
              (Original Issue Yield: 5.00%), 7/1/2008                        AA+        1,005,500
              ----------------------------------------------------------              -----------
              CALIFORNIA--2.2%
              ----------------------------------------------------------
 1,000,000    California State, GO UT Public Improvement Bonds, 5.75%,
              5/1/2007                                                        A+        1,076,530
              ----------------------------------------------------------              -----------
              CONNECTICUT--2.2%
              ----------------------------------------------------------
 1,000,000    Connecticut State, GO UT Public Improvement Bonds (Series
              C), 5.80%, 8/15/2008                                           AA-        1,063,310
              ----------------------------------------------------------              -----------
              FLORIDA--8.3%
              ----------------------------------------------------------
 1,000,000    Broward County, FL School District, GO UT Refunding Bonds,
              5.60% (Original Issue Yield: 5.80%), 2/15/2007                 AA-        1,054,140
              ----------------------------------------------------------
 1,000,000    Florida State Board of Education Administration, GO UT
              Refunding Bonds (Series D), 5.00% (Original Issue Yield:
              5.15%), 6/1/2015                                               AA+          956,800
              ----------------------------------------------------------
 1,000,000    Jacksonville, FL Electric Authority, Refunding Revenue
              Bonds (Issue 2-Series 8), 5.50% (St. John's
              River)/(Original Issue Yield: 5.582%), 10/1/2013                AA        1,007,140
              ----------------------------------------------------------
 1,000,000    St. Petersburg, FL Public Utility, Water & Sewer Revenue
              Bonds, 5.50%, 10/1/2009                                        AA-        1,035,570
              ----------------------------------------------------------              -----------
              Total                                                                     4,053,650
              ----------------------------------------------------------              -----------
              GEORGIA--2.1%
              ----------------------------------------------------------
 1,000,000    Fulton County, GA, GO UT Refunding Bonds, 4.60%, 1/1/2001       AA        1,010,430
              ----------------------------------------------------------              -----------

(See Notes to Portfolios of Investments)


DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*       VALUE
----------    ----------------------------------------------------------   --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              HAWAII--3.2%
              ----------------------------------------------------------
$  500,000    Hawaii State, GO UT Bonds (Series CB), 5.75% (Original
              Issue Yield: 5.95%), 1/1/2008                                   A+      $   537,055
              ----------------------------------------------------------
 1,000,000    Honolulu, HI City & County, GO UT Improvement Refunding
              Bonds (Series B), 5.50% (Original Issue Yield: 5.70%),
              10/1/2011                                                       AA        1,033,700
              ----------------------------------------------------------              -----------
              Total                                                                     1,570,755
              ----------------------------------------------------------              -----------
              ILLINOIS--3.2%
              ----------------------------------------------------------
 1,000,000    Illinois State, GO UT Bonds, 5.60% (Original Issue Yield:
              5.65%), 4/1/2008                                               AA-        1,046,830
              ----------------------------------------------------------
   500,000    Illinois State, GO UT Refunding Bonds, 5.875% (Original
              Issue Yield: 6.05%), 6/1/2011                                  AA-          520,415
              ----------------------------------------------------------              -----------
              Total                                                                     1,567,245
              ----------------------------------------------------------              -----------
              INDIANA--1.1%
              ----------------------------------------------------------
   500,000    Indianapolis, IN, Local Public Improvement Revenue Bonds,
              6.00% (Original Issue Yield: 6.40%), 7/1/2010                  AA-          527,415
              ----------------------------------------------------------              -----------
              KENTUCKY--2.0%
              ----------------------------------------------------------
 1,000,000    Kentucky State Property & Buildings Commission, (Project
              No. 55) Refunding Revenue Bonds, 5.00% (Original Issue
              Yield: 5.20%), 9/1/2009                                         A+          996,430
              ----------------------------------------------------------              -----------
              LOUISIANA--1.1%
              ----------------------------------------------------------
   500,000    Louisiana PFA, Hospital Refunding Revenue Bonds (Series
              C), 6.05% (Our Lady of Lake Regional)/(MBIA Insurance
              Corporation INS)/(Original Issue Yield: 6.15%), 12/1/2008      AAA          527,860
              ----------------------------------------------------------              -----------
              MARYLAND--2.1%
              ----------------------------------------------------------
 1,000,000    Maryland State, GO UT Bonds (Series BB), 5.50%, 6/1/2009       AAA        1,050,860
              ----------------------------------------------------------              -----------

(See Notes to Portfolios of Investments)


DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*       VALUE
----------    ----------------------------------------------------------   --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              MASSACHUSETTS--3.2%
              ----------------------------------------------------------
$  450,000    Commonwealth of Massachusetts, GO UT Bonds (Series A),
              6.00% (FSA INS)/(Original Issue Yield: 7.618%), 6/1/2011       AAA      $   475,835
              ----------------------------------------------------------
 1,000,000    Commonwealth of Massachusetts, GO UT Refunding Revenue
              Bonds (Series A), 6.25%, 7/1/2003                               A+        1,085,710
              ----------------------------------------------------------              -----------
              Total                                                                     1,561,545
              ----------------------------------------------------------              -----------
              MINNESOTA--2.1%
              ----------------------------------------------------------
 1,000,000    Minnesota State, GO UT, 5.00% (Original Issue Yield:
              5.15%), 11/1/2008                                              AA+        1,011,670
              ----------------------------------------------------------              -----------
              MISSISSIPPI--12.8%
              ----------------------------------------------------------
 1,000,000    Hinds County, MS, GO UT Refunding Bonds, 5.50% (MBIA
              Insurance Corporation INS)/(Original Issue Yield: 5.75%),
              3/1/2008                                                       AAA        1,054,690
              ----------------------------------------------------------
 1,125,000    Jackson, MS, GO UT Refunding Bonds (Series A), 5.85% (MBIA
              Insurance Corporation INS), 5/1/2006                           AAA        1,177,661
              ----------------------------------------------------------
 1,000,000    Madison County, MS School District, GO UT Refunding Bonds,
              5.10% (AMBAC INS)/(Original Issue Yield: 5.10%), 6/1/2008      AAA        1,009,700
              ----------------------------------------------------------
 1,000,000    Mississippi Hospital Equipment & Facilities Authority,
              Refunding Revenue Bonds, 5.50% (North Mississippi Health
              Services-1)/(AMBAC INS)/(Original Issue Yield: 5.93%),
              5/15/2009                                                      AAA        1,024,520
              ----------------------------------------------------------
 1,000,000    Mississippi State, GO UT Bonds, 5.125% (Original Issue
              Yield: 5.30%), 12/1/2011                                        AA        1,003,940
              ----------------------------------------------------------
 1,000,000    Tupelo, MS Public School District, GO UT Refunding Bonds,
              5.00% (AMBAC INS)/(Original Issue Yield: 5.10%), 12/1/2007     AAA        1,010,770
              ----------------------------------------------------------              -----------
              Total                                                                     6,281,281
              ----------------------------------------------------------              -----------
              MISSOURI--2.0%
              ----------------------------------------------------------
 1,000,000    Missouri State, Water Pollution Control Refunding Bonds
              (Series B), 5.00% (Original Issue Yield: 5.60%), 8/1/2010      AAA        1,002,550
              ----------------------------------------------------------              -----------

(See Notes to Portfolios of Investments)


DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*       VALUE
----------    ----------------------------------------------------------   --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              MONTANA--2.0%
              ----------------------------------------------------------
$1,000,000    Montana State, GO UT Bonds (Series A), 4.875% (Long Range
              Building Program)/(Original Issue Yield: 4.95%), 8/1/2009      AA-      $ 1,003,520
              ----------------------------------------------------------              -----------
              NEVADA--3.1%
              ----------------------------------------------------------
   500,000    Las Vegas Valley, NV Water District, GO LT Refunding
              Revenue Bonds, 5.75% (MBIA Insurance Corporation INS)/
              (Original Issue Yield: 5.90%), 9/1/2008                        AAA          517,990
              ----------------------------------------------------------
 1,000,000    Nevada State, (Project R-5) GO LT Bonds (Series A), 4.90%
              (Original Issue Yield: 5.00%), 11/1/2007                        AA        1,005,290
              ----------------------------------------------------------              -----------
              Total                                                                     1,523,280
              ----------------------------------------------------------              -----------
              NEW JERSEY--1.1%
              ----------------------------------------------------------
   500,000    New Jersey State, GO UT Refunding Bonds (Series D), 5.90%
              (Original Issue Yield: 6.05%), 2/15/2008                       AA+          534,500
              ----------------------------------------------------------              -----------
              NEW YORK--2.1%
              ----------------------------------------------------------
 1,000,000    New York State, GO UT Bonds, 5.50% (Original Issue Yield:
              5.55%), 7/15/2011                                               A-        1,024,620
              ----------------------------------------------------------              -----------
              NORTH CAROLINA--3.2%
              ----------------------------------------------------------
 1,000,000    North Carolina State, GO UT Bonds, 5.10%, 3/1/2003             AAA        1,037,360
              ----------------------------------------------------------
   500,000    Wake County, NC, General Obligation Unlimited, 4.90%,
              3/1/2005                                                       AAA          512,300
              ----------------------------------------------------------              -----------
              Total                                                                     1,549,660
              ----------------------------------------------------------              -----------
              NORTH DAKOTA--1.1%
              ----------------------------------------------------------
   500,000    North Dakota State Building Authority, Lease Revenue Bonds
              (Series A), 6.00% (Original Issue Yield: 6.05%), 6/1/2010      AAA          526,920
              ----------------------------------------------------------              -----------
              OREGON--2.1%
              ----------------------------------------------------------
 1,000,000    Portland, OR, GO UT Refunding Revenue Bonds, 4.90%
              (Original Issue Yield: 5.00%), 10/1/2007                        NR        1,010,180
              ----------------------------------------------------------              -----------
              RHODE ISLAND--1.0%
              ----------------------------------------------------------
   500,000    Providence, RI, GO UT Bonds, 5.90% (MBIA Insurance
              Corporation INS)/(Original Issue Yield: 6.05%), 1/15/2009      AAA          526,125
              ----------------------------------------------------------              -----------

(See Notes to Portfolios of Investments)


DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*       VALUE
----------    ----------------------------------------------------------   --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              TENNESSEE--2.0%
              ----------------------------------------------------------
$1,000,000    Memphis, TN, GO UT Refunding Bonds, 4.90% (Original Issue
              Yield: 5.05%), 8/1/2006                                         AA      $ 1,019,520
              ----------------------------------------------------------              -----------
              TEXAS--8.5%
              ----------------------------------------------------------
   500,000    Corpus Christi, TX, GO UT Refunding Bonds, 6.00% (FGIC
              INS)/(Original Issue Yield: 6.15%), 3/1/2010                   AAA          523,560
              ----------------------------------------------------------
   500,000    El Paso, TX Independent School District, GO UT Refunding
              Bonds (Series A), 5.75% (PSFG INS)/(Original Issue
              Yield:
              6.15%), 7/1/2007                                               AAA          521,575
              ----------------------------------------------------------
   500,000    Harris County, TX Flood Control District, GO LT Bonds
              (Series B), 6.20% (Original Issue Yield: 6.25%), 10/1/2002
              (@100)                                                          AA          539,550
              ----------------------------------------------------------
 1,000,000    Houston, TX Independent School District, GO UT Refunding
              Bonds, 5.50% (PSFG INS)/(Original Issue Yield: 5.55%),
              8/15/2008                                                      AAA        1,031,710
              ----------------------------------------------------------
   500,000    Texas State Public Finance Authority, GO UT Refunding
              Bonds (Series A), 5.90% (Original Issue Yield: 6.00%),
              10/1/2011                                                       AA          524,885
              ----------------------------------------------------------
 1,000,000    Texas State, GO UT Water Development Bonds, 5.20%
              (Original Issue Yield: 5.25%), 8/1/2010                         AA        1,009,620
              ----------------------------------------------------------              -----------
              Total                                                                     4,150,900
              ----------------------------------------------------------              -----------
              VIRGINIA--3.1%
              ----------------------------------------------------------
 1,000,000    Fairfax County, VA, GO UT Bonds (Series A), 5.50%
              (Original Issue Yield: 5.70%), 6/1/2008                        AAA        1,041,660
              ----------------------------------------------------------
   500,000    Virginia State Transportation Board, Refunding Revenue
              Bonds, 6.00% (Original Issue Yield: 6.45%), 4/1/2010            AA          523,465
              ----------------------------------------------------------              -----------
              Total                                                                     1,565,125
              ----------------------------------------------------------              -----------
              WASHINGTON--8.8%
              ----------------------------------------------------------
 1,000,000 King County, WA Library System, UT GO Bonds, 6.15%,
              12/1/2010                                                      AA-        1,077,370
              ----------------------------------------------------------
   500,000 King County, WA, GO UT Refunding Bonds (Series A), 6.00%,
              12/1/2010                                                      AA+          525,160
              ----------------------------------------------------------

(See Notes to Portfolios of Investments)


DG MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

SHARES OR
PRINCIPAL                                                                   CREDIT
  AMOUNT                                                                   RATING*       VALUE
----------    ----------------------------------------------------------   --------   -----------
LONG-TERM MUNICIPAL SECURITIES--CONTINUED
------------------------------------------------------------------------
              WASHINGTON--CONTINUED
              ----------------------------------------------------------
$  500,000    Port of Seattle, WA, Revenue Bonds, 6.25% (Original Issue
              Yield: 6.566%), 11/1/2010                                      AA-      $   527,990
              ----------------------------------------------------------
   650,000    Tacoma, WA Electric System, Refunding Revenue Bonds, 6.25%
              (AMBAC INS)/(Original Issue Yield: 6.60%), 1/1/2011            AAA          695,468
              ----------------------------------------------------------
   500,000    Washington State, GO LT Refunding Revenue Bonds (Series
              R92-B), 6.25% (Original Issue Yield: 6.80%), 9/1/2009           AA          526,690
              ----------------------------------------------------------
 1,000,000    Washington State, GO UT Refunding Bonds (Series R-96B),
              5.00% (Original Issue Yield: 5.45%), 7/1/2010                   AA          992,450
              ----------------------------------------------------------              -----------
              Total                                                                     4,345,128
              ----------------------------------------------------------              -----------
              WISCONSIN--4.2%
              ----------------------------------------------------------
   500,000    Green Bay, WI Area Public School District, GO UT Bonds
              (Series F), 6.00% (Original Issue Yield: 6.10%), 4/1/2010       NR          527,765
              ----------------------------------------------------------
   500,000    Wisconsin State, GO UT Bonds (Series A), 6.30% (Original
              Issue Yield: 6.60%), 5/1/2012                                   AA          539,145
              ----------------------------------------------------------
 1,000,000    Wisconsin State, GO UT Bonds (Series C), 5.25% (Original
              Issue Yield: 5.45%), 5/1/2011                                   AA        1,008,240
              ----------------------------------------------------------              -----------
              Total                                                                     2,075,150
              ----------------------------------------------------------              -----------
              TOTAL LONG-TERM MUNICIPAL SECURITIES (IDENTIFIED COST
                $45,075,032)                                                           46,776,109
              ----------------------------------------------------------              -----------
MUTUAL FUND SHARES--3.4%
------------------------------------------------------------------------
 1,648,779    Dreyfus Tax Exempt Cash Management (AT NET ASSET VALUE)                   1,648,779
              ----------------------------------------------------------              -----------
              TOTAL INVESTMENTS (IDENTIFIED COST $46,723,811)                         $48,424,888
              ----------------------------------------------------------              -----------

(See Notes to Portfolios of Investments)


NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Non-income producing security.

(c) Please refer to the Appendix of the Statement of Additional
    Information for an explanation of the credit ratings.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation CGIC -- Capital
Guaranty Insurance Corporation FGIC -- Financial Guaranty Insurance
Company FSA -- Financial Security Assurance GO -- General Obligation
INS -- Insured LOC -- Letter of Credit LT -- Limited Tax MBIA --
Municipal Bond Investors Assurance PCR -- Pollution Control Revenue
PFA -- Public Facility Authority PRF -- Prerefunded PSFG -- Permanent
School Fund Guarantee UT -- Unlimited Tax

                                COST OF             NET
                            INVESTMENTS FOR     UNREALIZED         GROSS           GROSS
                              FEDERAL TAX      APPRECIATION      UNREALIZED      UNREALIZED      TOTAL NET
   DG INVESTOR SERIES          PURPOSES        (DEPRECIATION)   APPRECIATION    DEPRECIATION      ASSETS*
-------------------------   ---------------    -------------    ------------    ------------    ------------
Equity Fund                  $ 331,280,544     $257,025,599     $259,623,288     $2,597,689     $589,939,998
Opportunity Fund             $  79,250,026     $ 25,301,348     $28,443,065      $3,141,717     $106,693,848
Limited Term Fund            $  81,084,155     $    346,715     $   547,721      $  201,006     $ 80,575,762
Government Income Fund       $ 269,358,578     $  1,140,024     $ 4,116,924      $2,976,900     $269,325,600
Municipal Income Fund        $  46,723,811     $  1,701,077     $ 1,701,077              --     $ 49,100,104

* The categories of investments are shown as a percentage of net assets at August 31, 1997.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                 DG LIMITED
                                                                                     DG             TERM
                                                                 DG EQUITY      OPPORTUNITY      GOVERNMENT
                                                                    FUND            FUND         INCOME FUND
                                                                ------------    ------------    -------------
ASSETS:
-------------------------------------------------------------
Investments in securities, at value                             $588,306,143    $104,551,374     $81,430,870
-------------------------------------------------------------
Cash                                                                     32              15               27
-------------------------------------------------------------
Income receivable                                                   686,520           5,869        1,168,344
-------------------------------------------------------------
Receivable for investments sold                                          --       4,934,571               --
-------------------------------------------------------------
Receivable for shares sold                                        1,041,907           9,717               --
-------------------------------------------------------------
Deferred expenses                                                        --           1,101               --
-------------------------------------------------------------   ------------    ------------     -----------
    Total assets                                                590,034,602     109,502,647       82,599,241
-------------------------------------------------------------   ------------    ------------     -----------
LIABILITIES:
-------------------------------------------------------------
Payable for investments purchased                                        --       2,785,250        2,000,000
-------------------------------------------------------------
Payable for shares redeemed                                           5,905              --               --
-------------------------------------------------------------
Income distribution payable                                           2,183              --               --
-------------------------------------------------------------
Accrued expenses                                                     86,516          23,549           23,479
-------------------------------------------------------------   ------------    ------------     -----------
    Total liabilities                                                94,604       2,808,799        2,023,479
-------------------------------------------------------------   ------------    ------------     -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------
Paid in capital                                                 329,241,989      74,321,504       83,764,158
-------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments       257,025,599      25,301,348          346,715
-------------------------------------------------------------
Accumulated net realized gain (loss) on investments               3,104,714       7,219,352       (3,600,142)
-------------------------------------------------------------
Undistributed net investment income (loss)                          567,696        (148,356)          65,031
-------------------------------------------------------------   ------------    ------------     -----------
    Total Net Assets                                            $589,939,998    $106,693,848     $80,575,762
-------------------------------------------------------------   ------------    ------------     -----------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per Share:
(net assets / shares outstanding)                                    $19.43          $17.20            $9.74
-------------------------------------------------------------   ------------    ------------     -----------
Offering Price Per Share***                                          $20.13 *        $17.82 *          $9.94**
-------------------------------------------------------------   ------------    ------------     -----------
Shares Outstanding                                               30,364,787       6,204,017        8,272,737
-------------------------------------------------------------   ------------    ------------     -----------
Investments, at identified cost                                 $331,280,544    $79,250,026      $81,084,155
-------------------------------------------------------------   ------------    ------------     -----------
Investments, at tax cost                                        $331,280,544    $79,250,026      $81,084,155
-------------------------------------------------------------   ------------    ------------     -----------

  * Computation of offering price: 100/96.5 of net asset value.

 ** Computation of offering price: 100/98 of net asset value.

*** See 'What Shares Cost' in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   DG             DG
                                                                               GOVERNMENT      MUNICIPAL
                                                                              INCOME FUND     INCOME FUND
                                                                              ------------    -----------
ASSETS:
---------------------------------------------------------------------------
Investments in securities, at value                                           $270,498,602    $48,424,888
---------------------------------------------------------------------------
Cash                                                                                   52            --
---------------------------------------------------------------------------
Income receivable                                                               2,871,620       699,463
---------------------------------------------------------------------------
Receivable for investments sold                                                        --            --
---------------------------------------------------------------------------
Receivable for shares sold                                                             --            --
---------------------------------------------------------------------------
Deferred expenses                                                                      89            --
---------------------------------------------------------------------------   ------------    ---------
    Total assets                                                              273,370,363     49,124,351
---------------------------------------------------------------------------   ------------    ---------
LIABILITIES:
---------------------------------------------------------------------------
Payable for investments purchased                                               4,000,000            --
---------------------------------------------------------------------------
Payable for shares redeemed                                                            --            --
---------------------------------------------------------------------------
Income distribution payable                                                            --            --
---------------------------------------------------------------------------
Accrued expenses                                                                   44,763        24,247
---------------------------------------------------------------------------   ------------    ---------
    Total liabilities                                                           4,044,763        24,247
---------------------------------------------------------------------------   ------------    ---------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid in capital                                                               270,235,762     47,297,757
---------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                       1,140,024     1,701,077
---------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                            (2,135,944)      (10,476)
---------------------------------------------------------------------------
Undistributed net investment income (loss)                                         85,758       111,746
---------------------------------------------------------------------------   ------------    ---------
    Total Net Assets                                                          $269,325,600    $49,100,104
---------------------------------------------------------------------------   ------------    ---------
NET ASSET VALUE PER SHARE, and Redemption Proceeds Per Share: (net assets /
shares outstanding)                                                                 $9.78        $10.67
---------------------------------------------------------------------------   ------------    ---------
Offering Price Per Share***                                                         $9.98 **     $10.89  **
---------------------------------------------------------------------------   ------------    ---------
Shares Outstanding                                                             27,540,048     4,601,094
---------------------------------------------------------------------------   ------------    ---------
Investments, at identified cost                                               $269,358,578    $46,723,811
---------------------------------------------------------------------------   ------------    ---------
Investments, at tax cost                                                      $269,358,578    $46,723,811
---------------------------------------------------------------------------   ------------    ---------

 ** Computation of offering price: 100/98 of net asset value.

*** See 'What Shares Cost' in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             DG LIMITED
                                                                                 DG             TERM
                                                               DG EQUITY     OPPORTUNITY     GOVERNMENT
                                                                 FUND           FUND         INCOME FUND
                                                              -----------    -----------    -------------
INVESTMENT INCOME:
-----------------------------------------------------------
Dividends                                                     $3,402,264     $  102,770      $        --
-----------------------------------------------------------
Interest                                                       1,022,271        268,106        2,485,392
-----------------------------------------------------------   -----------    -----------      ----------
    Total income                                               4,424,535        370,876        2,485,392
-----------------------------------------------------------   -----------    -----------      ----------
EXPENSES:
-----------------------------------------------------------
Investment advisory fee                                        2,059,859        432,400          249,630
-----------------------------------------------------------
Administrative personnel and services fee                        278,294         50,410           42,225
-----------------------------------------------------------
Custodian fees                                                    22,183          7,364            5,828
-----------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses          35,743         24,502           16,396
-----------------------------------------------------------
Directors'/Trustees' fees                                          3,191          1,656            2,521
-----------------------------------------------------------
Auditing fees                                                      6,150          6,256            6,149
-----------------------------------------------------------
Legal fees                                                         1,634            920            1,018
-----------------------------------------------------------
Portfolio accounting fees                                         48,889         22,328           23,972
-----------------------------------------------------------
Shareholder services fee                                          77,728         13,179           10,293
-----------------------------------------------------------
Share registration costs                                           9,258          7,639            7,408
-----------------------------------------------------------
Printing and postage                                               2,998          3,312            2,420
-----------------------------------------------------------
Insurance premiums                                                 2,898          1,472            1,715
-----------------------------------------------------------
Miscellaneous                                                      2,435          3,680            1,814
-----------------------------------------------------------   -----------    ----------      -----------
    Total expenses                                             2,551,260        575,118          371,389
-----------------------------------------------------------
WAIVER--
-----------------------------------------------------------
Waiver of investment advisory fee                                     --        (55,886)         (72,895)
-----------------------------------------------------------   -----------    -----------      ----------
Total waiver                                                          --        (55,886)         (72,895)
-----------------------------------------------------------   -----------    -----------      ----------
    Net expenses                                               2,551,260        519,232          298,494
-----------------------------------------------------------   -----------    -----------      ----------
        Net investment income (loss)                           1,873,275       (148,356)       2,186,898
-----------------------------------------------------------   -----------    -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------
Net realized gain (loss) on investments                        3,103,726      7,470,288          (70,452)
-----------------------------------------------------------
Change in unrealized appreciation/depreciation of
investments                                                   85,760,443     15,586,743          276,369
-----------------------------------------------------------   -----------    -----------      ----------
    Net realized and unrealized gain (loss) on investments    88,864,169     23,057,031          205,917
-----------------------------------------------------------   -----------    -----------      ----------
        Change in net assets resulting from operations        $90,737,444    $22,908,675     $ 2,392,815
-----------------------------------------------------------   -----------    -----------      ----------

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                DG             DG
                                                                            GOVERNMENT      MUNICIPAL
                                                                           INCOME FUND     INCOME FUND
                                                                           ------------    -----------
INVESTMENT INCOME:
------------------------------------------------------------------------
Dividends                                                                  $        --     $     --
------------------------------------------------------------------------
Interest                                                                     8,558,683     1,246,487
------------------------------------------------------------------------   -----------     --------
    Total income                                                             8,558,683     1,246,487
------------------------------------------------------------------------   -----------     --------
EXPENSES:
------------------------------------------------------------------------
Investment advisory fee                                                        789,947      144,215
------------------------------------------------------------------------
Administrative personnel and services fee                                      133,515       28,075
------------------------------------------------------------------------
Custodian fees                                                                  14,183        5,404
------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                        26,223       13,711
------------------------------------------------------------------------
Directors'/Trustees' fees                                                        2,269        1,386
------------------------------------------------------------------------
Auditing fees                                                                    6,050        6,302
------------------------------------------------------------------------
Legal fees                                                                       1,008        1,008
------------------------------------------------------------------------
Portfolio accounting fees                                                       33,868       25,031
------------------------------------------------------------------------
Shareholder services fee                                                        34,859        6,264
------------------------------------------------------------------------
Share registration costs                                                        11,190        6,563
------------------------------------------------------------------------
Printing and postage                                                             3,025        2,521
------------------------------------------------------------------------
Insurance premiums                                                               2,168        1,512
------------------------------------------------------------------------
Miscellaneous                                                                    1,915        3,065
------------------------------------------------------------------------   -----------     --------
    Total expenses                                                           1,060,220      245,057
------------------------------------------------------------------------
WAIVER--
------------------------------------------------------------------------
Waiver of investment advisory fee                                              (97,667)     (77,967)
------------------------------------------------------------------------   -----------     --------
Total waiver                                                                   (97,667)     (77,967)
------------------------------------------------------------------------   -----------     --------
    Net expenses                                                               962,553      167,090
------------------------------------------------------------------------   -----------     --------
        Net investment income (loss)                                         7,596,130     1,079,397
------------------------------------------------------------------------   -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------
Net realized gain (loss) on investments                                        (73,299)     (10,668)
------------------------------------------------------------------------
Change in unrealized appreciation/depreciation of investments                2,483,093      514,351
------------------------------------------------------------------------   -----------     --------
    Net realized and unrealized gain (loss) on investments                   2,409,794      503,683
------------------------------------------------------------------------   -----------     --------
        Change in net assets resulting from operations                     $10,005,924     $1,583,080
------------------------------------------------------------------------   -----------     --------

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           DG EQUITY FUND                  DG OPPORTUNITY FUND
                                                    ----------------------------       ----------------------------
                                                     SIX MONTHS                         SIX MONTHS
                                                       ENDED                              ENDED
                                                    (UNAUDITED)      YEAR ENDED        (UNAUDITED)      YEAR ENDED
                                                     AUGUST 31,     FEBRUARY 28,        AUGUST 31,     FEBRUARY 28,
                                                        1997            1997               1997            1997
                                                    ------------    ------------       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------
OPERATIONS--
-------------------------------------------------
Net investment income/(operating loss)              $  1,873,275    $ 4,083,126        $   (148,356)   $  (169,394)
-------------------------------------------------
Net realized gain (loss) on investments
transactions                                           3,103,726     10,108,185           7,470,288      5,530,831
-------------------------------------------------
Net change in unrealized
appreciation/depreciation of investments              85,760,443     63,747,215          15,586,743      1,007,879
-------------------------------------------------    -----------    ------------        -----------    ------------
    Change in net assets resulting from
    operations                                        90,737,444     77,938,526          22,908,675      6,369,316
-------------------------------------------------    -----------    ------------        -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------
Distributions from net investment income              (1,859,564)    (3,964,723)                 --             --
-------------------------------------------------
Distributions from net realized gain on
investments                                              (14,896)   (10,093,485)                 --     (4,554,267)
-------------------------------------------------    -----------    ------------        -----------    ------------
    Change in net assets resulting from
    distributions to shareholders                     (1,874,460)   (14,058,208)                 --     (4,554,267)
-------------------------------------------------    -----------    ------------        -----------    ------------
CAPITAL STOCK TRANSACTIONS--
-------------------------------------------------
Proceeds from sale of shares                          81,763,483    102,599,959          13,421,175     35,538,237
-------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                   1,105,891      8,350,813                  --      3,267,077
-------------------------------------------------
Cost of shares redeemed                              (72,184,261)   (69,584,226)        (10,163,150)   (13,570,540)
-------------------------------------------------    -----------    ------------        -----------    ------------
    Change in net assets from share transactions      10,685,113     41,366,546           3,258,025     25,234,774
-------------------------------------------------    -----------    ------------        -----------    ------------
        Change in net assets                          99,548,097    105,246,864          26,166,700     27,049,823
-------------------------------------------------
NET ASSETS:
-------------------------------------------------
Beginning of period                                  490,391,901    385,145,037          80,527,148     53,477,325
-------------------------------------------------    -----------    ------------        -----------    ------------
End of period                                       $589,939,998    $490,391,901       $106,693,848    $80,527,148
-------------------------------------------------    -----------    ------------        -----------    ------------
Undistributed net investment income included in
net assets at end of period                         $    567,696    $   553,985        $         --    $        --
-------------------------------------------------    -----------    ------------        -----------    ------------
Net realized gain (loss) as computed for federal
tax purposes                                        $  3,103,726    $10,108,185        $  7,470,288    $ 4,663,970
-------------------------------------------------    -----------    ------------        -----------    ------------

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                              DG LIMITED
                                                          TERM GOVERNMENT                     DG GOVERNMENT
                                                            INCOME FUND                        INCOME FUND
                                                    ----------------------------       ----------------------------
                                                     SIX MONTHS                         SIX MONTHS
                                                       ENDED                              ENDED
                                                    (UNAUDITED)      YEAR ENDED        (UNAUDITED)      YEAR ENDED
                                                     AUGUST 31,     FEBRUARY 28,        AUGUST 31,     FEBRUARY 28,
                                                        1997            1997               1997            1997
                                                    ------------    ------------       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------
OPERATIONS--
-------------------------------------------------
Net investment income/(operating loss)              $  2,186,898    $ 4,742,269        $  7,596,130    $13,271,431
-------------------------------------------------
Net realized gain (loss) on investments
transactions                                             (70,452)    (1,008,150)            (73,299)    (1,412,964)
-------------------------------------------------
Net change in unrealized
appreciation/depreciation of investments                 276,369        293,452           2,483,093     (2,801,515)
-------------------------------------------------    -----------    ------------        -----------    ------------
    Change in net assets resulting from
    operations                                         2,392,815      4,027,571          10,005,924      9,056,952
-------------------------------------------------    -----------    ------------        -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------
Distributions from net investment income              (2,157,420)    (4,818,533)         (7,556,166)   (13,349,136)
-------------------------------------------------
Distributions from net realized gain on
investments                                                   --             --                  --             --
-------------------------------------------------    -----------    ------------        -----------    ------------
    Change in net assets resulting from
    distributions to shareholders                     (2,157,420)    (4,818,533)         (7,556,166)   (13,349,136)
-------------------------------------------------    -----------    ------------        -----------    ------------
CAPITAL STOCK TRANSACTION--
-------------------------------------------------
Proceeds from sale of shares                           5,761,313     28,760,569          52,913,206    113,591,135
-------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                     860,660      2,038,161           2,845,187      5,048,640
-------------------------------------------------
Cost of shares redeemed                              (10,667,033)   (38,897,952)        (38,500,993)   (48,955,255)
-------------------------------------------------    -----------    ------------        -----------    ------------
    Change in net assets from share transactions      (4,045,060)    (8,099,222)         17,257,400     69,684,520
-------------------------------------------------    -----------    ------------        -----------    ------------
        Change in net assets                          (3,809,665)    (8,890,184)         19,707,158     65,392,336
-------------------------------------------------
NET ASSETS:
-------------------------------------------------
Beginning of period                                   84,385,427     93,275,611         249,618,442    184,226,106
-------------------------------------------------    -----------    ------------        -----------    ------------
End of period                                       $ 80,575,762    $84,385,427        $269,325,600    $249,618,442
-------------------------------------------------    -----------    ------------        -----------    ------------
Undistributed net investment income included in
net assets at end of period                         $     65,031    $    35,553        $     85,758    $    45,794
-------------------------------------------------    -----------    ------------        -----------    ------------
Net realized gain (loss) as computed for federal
tax purposes                                        $    (70,452)   $  (758,580)       $    (73,299)   $  (498,409)
-------------------------------------------------    -----------    ------------        -----------    ------------

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    DG MUNICIPAL
                                                                                     INCOME FUND
                                                                             ---------------------------
                                                                             SIX MONTHS
                                                                                ENDED
                                                                             (UNAUDITED)     YEAR ENDED
                                                                             AUGUST 31,     FEBRUARY 28,
                                                                                1997            1997
                                                                             -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income/(operating loss)                                       $1,079,397     $ 2,183,126
--------------------------------------------------------------------------
Net realized gain (loss) on investments transactions                            (10,668)        116,120
--------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments               514,351        (430,649)
--------------------------------------------------------------------------   ----------     -----------
    Change in net assets resulting from operations                            1,583,080       1,868,597
--------------------------------------------------------------------------   ----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income                                     (1,078,771)     (2,140,424)
--------------------------------------------------------------------------
Distributions from net realized gain on investments                            (104,785)        (47,122)
--------------------------------------------------------------------------   ----------     -----------
    Change in net assets resulting from distributions to shareholders        (1,183,556)     (2,187,546)
--------------------------------------------------------------------------   ----------     -----------
CAPITAL STOCK TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of shares                                                  6,851,127      13,965,127
--------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           15,503          34,266
--------------------------------------------------------------------------
Cost of shares redeemed                                                      (5,093,976)    (11,330,842)
--------------------------------------------------------------------------   ----------     -----------
    Change in net assets from share transactions                              1,772,654       2,668,551
--------------------------------------------------------------------------   ----------     -----------
         Change in net assets                                                 2,172,178       2,349,602
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                          46,927,926      44,578,324
--------------------------------------------------------------------------   ----------     -----------
End of period                                                                $49,100,104    $46,927,926
--------------------------------------------------------------------------   ----------     -----------
Undistributed net investment income included in net assets at end of
period                                                                       $  111,746     $   111,120
--------------------------------------------------------------------------   ----------     -----------
Net realized gain (loss) as computed for federal tax purposes                $  (10,668)    $   116,120
--------------------------------------------------------------------------   ----------     -----------

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.)

                                                                                           DISTRIBUTIONS  DISTRIBUTIONS
                                                    NET                                         TO             TO
                                                  REALIZED                  DISTRIBUTIONS  SHAREHOLDERS   SHAREHOLDERS
                                                    AND                          TO          FROM NET      IN EXCESS
                       NET ASSET      NET        UNREALIZED      TOTAL      SHAREHOLDERS     REALIZED        OF NET
                        VALUE,     INVESTMENT   GAIN/(LOSS)       FROM        FROM NET       GAIN ON        REALIZED
      YEAR ENDED       BEGINNING     INCOME          ON        INVESTMENT    INVESTMENT     INVESTMENT      GAIN ON
  FEBRUARY 28 OR 29,   OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS      INCOME      TRANSACTIONS   INVESTMENTS
---------------------- ---------   ----------   ------------   ----------   ------------   ------------   ------------
DG EQUITY FUND
1993(a)                 $ 10.00        0.12          0.52          0.64         (0.10)            --             --
1994                    $ 10.54        0.14          0.38          0.52         (0.14)         (0.05)            --
1995                    $ 10.87        0.16          0.71          0.87         (0.16)         (0.17)            --
1996                    $ 11.41        0.16          3.63          3.79         (0.17)         (0.54)            --
1997                    $ 14.49        0.14          2.54          2.68         (0.14)         (0.35)            --
1998(d)                 $ 16.68        0.06          2.75          2.81         (0.06)            --             --
DG OPPORTUNITY FUND
1995(b)                 $ 10.00        0.02          1.17          1.19         (0.02)         (0.02)            --
1996                    $ 11.15          --          3.30          3.30            --          (1.66)            --
1997                    $ 12.79       (0.03)         1.60          1.57            --          (0.83)            --
1998(d)                 $ 13.53       (0.02)         3.69          3.67            --             --             --
DG LIMITED TERM GOVERNMENT INCOME FUND
1993(a)                 $ 10.00        0.36          0.07          0.43         (0.36)            --             --
1994                    $ 10.07        0.52         (0.17)         0.35         (0.52)         (0.03)            --
1995                    $  9.87        0.49         (0.23)         0.26         (0.48)            --             --
1996                    $  9.65        0.54          0.15          0.69         (0.54)            --             --
1997                    $  9.80        0.52         (0.08)         0.44         (0.53)            --             --
1998(d)                 $  9.71        0.25          0.03          0.28         (0.25)            --             --
DG GOVERNMENT INCOME FUND
1993(a)                 $ 10.00        0.37          0.25          0.62         (0.37)            --             --
1994                    $ 10.25        0.55         (0.09)         0.46         (0.55)         (0.25)         (0.01)(h)
1995                    $  9.90        0.54         (0.44)         0.10         (0.53)            --             --
1996                    $  9.47        0.58          0.41          0.99         (0.59)            --             --
1997                    $  9.87        0.57         (0.18)         0.39         (0.57)            --             --
1998(d)                 $  9.69        0.28          0.09          0.37         (0.28)            --             --
DG MUNICIPAL INCOME FUND
1993(c)                 $ 10.00        0.07          0.49          0.56         (0.05)            --             --
1994                    $ 10.51        0.48          0.08          0.56         (0.49)         (0.01)            --
1995                    $ 10.57        0.49         (0.43)         0.06         (0.48)            --             --
1996                    $ 10.15        0.49          0.50          0.99         (0.48)            --             --
1997                    $ 10.66        0.49         (0.07)         0.42         (0.48)         (0.01)            --
1998(d)                 $ 10.59        0.24          0.10          0.34         (0.24)         (0.02)            --

(a) Reflects operations for the period from August 3, 1992 (date of initial public investment) to February 28, 1993.

(b) Reflects operations for the period from August 1, 1994 (date of initial public investment) to February 28, 1995.

(c) Reflects operations for the period from December 29, 1992 (date of initial public investment) to February 28, 1993.

(d) Reflects operations for the six months ended August 31, 1997
(unaudited).

(e) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the financial statements)


--------------------------------------------------------------------------------

                     RATIOS TO AVERAGE NET ASSETS
                                           ---------------------------------------        NET
                                                             NET                        ASSETS,
               NET ASSET                                 INVESTMENT                      END OF
                VALUE,                                     INCOME/                       PERIOD       PORTFOLIO       AVERAGE
  TOTAL         END OF         TOTAL                     (OPERATING       EXPENSE         (000         TURNOVER      COMMISSION
DISTRIBUTIONS   PERIOD       RETURN(E)     EXPENSES         LOSS)         WAIVER(G)     OMITTED)         RATE         PAID(I)
----------     ---------     ---------     --------     -------------     --------     ----------     ----------     ---------
   (0.10)       $ 10.54         6.40%        0.51%(f)        2.15%(f)       0.53%(f)    $181,239          28%              --
   (0.19)       $ 10.87         4.99%        0.96%           1.38%          0.01%       $284,203           7%              --
   (0.33)       $ 11.41         8.23%        0.95%           1.54%            --        $259,998           1%              --
   (0.71)       $ 14.49        33.73%        0.94%           1.24%            --        $385,145          15%         $0.0653
   (0.49)       $ 16.68        18.79%        0.92%           0.95%            --        $490,392           7%         $0.0761
   (0.06)       $ 19.43        16.90%        0.96%(f)        0.70%(f)         --        $589,940           4%         $0.0690
   (0.04)       $ 11.15        11.84%        0.79%(f)        0.06%(f)       1.34%(f)    $ 36,664          45%              --
   (1.66)       $ 12.79        31.42%        1.17%             --           0.35%       $ 53,477         154%         $0.0098
   (0.83)       $ 13.53        12.08%        1.14%          (0.24)%         0.16%       $ 80,527         116%         $0.0568
      --        $ 17.20        27.12%        1.14%(f)       (0.33)%(f)      0.12%(f)    $106,694          74%         $0.0628
   (0.36)       $ 10.07         4.43%        0.50%(f)        6.25%(f)       0.42%(f)    $ 99,921          18%              --
   (0.55)       $  9.87         3.52%        0.59%           5.21%          0.29%       $116,600          76%              --
   (0.48)       $  9.65         2.72%        0.63%           5.00%          0.25%       $ 92,216          14%              --
   (0.54)       $  9.80         7.34%        0.69%           5.49%          0.20%       $ 93,276          56%              --
   (0.53)       $  9.71         4.66%        0.68%           5.39%          0.20%       $ 84,385          28%              --
   (0.25)       $  9.74         2.97%        0.72%           5.26%          0.18%       $ 80,576          24%              --
   (0.37)       $ 10.25         6.40%        0.50%(f)        6.45%(f)       0.41%(f)    $111,435          78%              --
   (0.81)       $  9.90         4.55%        0.70%           5.34%          0.19%       $118,695          49%              --
   (0.53)       $  9.47         1.20%        0.68%           5.79%          0.15%       $168,313          31%              --
   (0.59)       $  9.87        10.70%        0.72%           5.96%          0.10%       $184,226          87%              --
   (0.57)       $  9.69         4.07%        0.70%           5.82%          0.10%       $249,618           7%              --
   (0.28)       $  9.78         3.88%        0.73%(f)        5.77%(f)       0.07%(f)    $269,326           6%              --
   (0.05)       $ 10.51         5.65%        0.48%(f)        4.11%(f)       1.02%(f)    $ 15,644          93%              --
   (0.50)       $ 10.57         5.34%        0.74%           4.60%          0.67%       $ 34,435           9%              --
   (0.48)       $ 10.15         0.81%        0.75%           4.93%          0.41%       $ 41,542           9%              --
   (0.48)       $ 10.66         9.96%        0.70%           4.65%          0.47%       $ 44,578          20%              --
   (0.49)       $ 10.59         4.12%        0.70%           4.69%          0.46%       $ 46,928           9%              --
   (0.26)       $ 10.67         3.29%        0.70%(f)        4.49%(f)       0.32%(f)    $ 49,100        1.15%              --

(f) Computed on an annualized basis.

(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(h) This distribution does not represent a return of capital for federal tax purposes.

(i) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the financial statements)


DG INVESTOR SERIES--STOCK AND BOND FUNDS

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

------------------------------------------------------------------------------------------------------

                 PORTFOLIO NAME                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------
  DG                                                 Equity Fund
                                                     ("Equity Fund")
                                                     Provide long term
                                                     capital
                                                     appreciation with
                                                     current income as
                                                     a secondary
                                                     objective.
------------------------------------------------------------------------------------------------------
  DG Opportunity Fund ("Opportunity Fund")           Provide capital appreciation.
------------------------------------------------------------------------------------------------------
  DG Limited Term Government Income Fund             Provide current income.
  ("Limited Term Fund")
------------------------------------------------------------------------------------------------------
  DG Government Income Fund ("Government Income      Provide current income.
  Fund")
------------------------------------------------------------------------------------------------------
  DG Municipal Income Fund ("Municipal Income Provide dividend income that is exempt from Fund") federal regular income tax.
------------------------------------------------------------------------------------------------------

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, to have


DG INVESTOR SERIES--STOCK AND BOND FUNDS
--------------------------------------------------------------------------------

     segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and paid discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At February 28, 1997, the Funds, for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

     Pursuant to the Code, such capital loss carryforwards will expire as follows:

                                               EXPIRATION YEAR                  TOTAL CAPITAL
                                    --------------------------------------          LOSS
                 FUND                  2003          2004          2005         CARRYFORWARD
     ----------------------------   ----------    ----------    ----------     ---------------
     Limited Term Fund              $1,406,691    $1,040,337    $  758,580       $ 3,205,608
     Government Income Fund         $  181,520    $  467,764    $  498,409       $ 1,147,693


DG INVESTOR SERIES--STOCK AND BOND FUNDS
--------------------------------------------------------------------------------

     Additionally, net capital losses, as noted below, attributable to security transactions incurred after October 31, 1996, are treated as arising the first day of the Funds' next taxable year.

                                 TOTAL TAX LOSS
               FUND                PUSHFORWARD
     -------------------------   ---------------
     Opportunity Fund               $ 190,744
     Limited Term Fund              $ 324,507
     Government Income Fund         $ 914,555

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
Transactions in shares were as follows:

                                             EQUITY FUND                                  OPPORTUNITY FUND
                               ----------------------------------------       ----------------------------------------
                                SIX MONTHS ENDED         YEAR ENDED            SIX MONTHS ENDED         YEAR ENDED
                                AUGUST 31, 1997      FEBRUARY 28, 1997         AUGUST 31, 1997      FEBRUARY 28, 1997
----------------------------   ------------------    ------------------       ------------------    ------------------
Shares sold                         4,821,831             6,852,631                  942,643              2,464,715
---------------------------
Shares issued to
shareholders in payment of
distributions declared                 62,037               537,524                       --                234,535
---------------------------
Shares redeemed                    (3,913,394)           (4,578,933)                (690,235)              (929,615)
---------------------------     -------------         -------------              -----------           ------------
  Net change resulting from
  share transactions                  970,474             2,811,222                  252,408              1,769,635
---------------------------     -------------         -------------              -----------           ------------


DG INVESTOR SERIES--STOCK AND BOND FUNDS
--------------------------------------------------------------------------------

                                          LIMITED TERM FUND                            GOVERNMENT INCOME FUND
                               ----------------------------------------       ----------------------------------------
                                SIX MONTHS ENDED         YEAR ENDED            SIX MONTHS ENDED         YEAR ENDED
                                AUGUST 31, 1997      FEBRUARY 28, 1997         AUGUST 31, 1997      FEBRUARY 28, 1997
----------------------------   ------------------    ------------------       ------------------    ------------------
Shares sold                           592,760             2,953,124                5,442,591             11,623,519
---------------------------
Shares issued to
shareholders in payment of
distributions declared                 88,756               209,814                  293,703                521,253
---------------------------
Shares redeemed                    (1,098,227)           (3,986,837)              (3,957,480)            (5,043,232)
---------------------------     -------------         -------------            -------------          -------------
  Net change resulting from
  share transactions                 (416,711)             (823,899)               1,778,814              7,101,540
---------------------------     -------------         -------------            -------------          -------------

                                                                                     MUNICIPAL INCOME FUND
                                                                            ----------------------------------------
                                                                             SIX MONTHS ENDED         YEAR ENDED
                                                                             AUGUST 31, 1997      FEBRUARY 28, 1997
-------------------------------------------------------------------------   ------------------    ------------------
Shares sold                                                                       648,833              1,331,086
------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                  1,465                  3,288
------------------------------------------------------------------------
Shares redeemed                                                                  (482,549)            (1,083,418
------------------------------------------------------------------------     ------------          -------------
  Net change resulting from share transactions                                    167,749                250,956
------------------------------------------------------------------------     ------------          -------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, a subsidiary of
Deposit Guaranty National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to the percentage of each Fund's average daily net assets as follows:

                                                                                  INVESTMENT
                                                                                   ADVISORY
                                                                                     FEE
                                  FUND NAME                                       PERCENTAGE
------------------------------------------------------------------------------    ----------
Equity Fund                                                                          0.75%
------------------------------------------------------------------------------
Opportunity Fund                                                                     0.95%
------------------------------------------------------------------------------
Limited Term Fund                                                                    0.60%
------------------------------------------------------------------------------
Government Income Fund                                                               0.60%
------------------------------------------------------------------------------
Municipal Income Fund                                                                0.60%
------------------------------------------------------------------------------

ParkSouth Corporation became the Fund's investment adviser on March 1, 1997. Prior to March 1, 1997, Deposit Guaranty National Bank served as the Fund's investment adviser. The advisory fees charged prior to March 1, 1997 were the same as the current fees listed above.

SUB-ADVISORY FEE--Effective March 1, 1997, Commercial National Bank is no longer the sub-adviser to the Funds'.


DG INVESTOR SERIES--STOCK AND BOND FUNDS
--------------------------------------------------------------------------------

Prior to March 1, 1997, under the terms of the sub-advisory agreement between Deposit Guaranty National Bank and the Trust Division of
Commercial National Bank, (the "sub-adviser"), the sub-adviser received an annual fee from the Deposit Guaranty National Bank equal to 0.25% of each Fund's average daily net assets.

Effective July 21, 1997, Womack Asset Management, Inc. (the "sub-adviser") became the sub-adviser to DG Opportunity Fund. For its services under the Sub-Advisory Agreement, the sub-adviser receives a monthly fee based on the average daily net assets of the DG Opportunity Fund. The sub-advisory fee shall be the sum of: 0.32% of the average daily net assets up to $50 million; 0.075% of the average daily net assets in excess of $50 million and up to $70 million; and 0.25% of the average daily net assets in excess of $70 million.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall aggregate at least $100,000 per Fund.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Funds will pay FAS up to 0.15% of average daily net assets of the Funds for the period. The fees paid to FAS are used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated
Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


DG INVESTOR SERIES--STOCK AND BOND FUNDS
--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended August 31, 1997, were as follows:

                              FUND                                   PURCHASES         SALES
----------------------------------------------------------------    -----------     -----------
Equity Fund                                                         $28,259,923     $21,945,907
----------------------------------------------------------------
Opportunity Fund                                                    $64,466,569     $59,835,229
----------------------------------------------------------------
Limited Term Fund                                                   $18,071,250     $19,291,720
----------------------------------------------------------------
Government Income Fund                                              $39,754,038     $14,937,000
----------------------------------------------------------------
Municipal Income Fund                                               $ 2,537,890     $   528,124
----------------------------------------------------------------

(6) SUBSEQUENT EVENT

Effective September 3, 1997, the Trust added DG Mid Cap Fund to the
Trust.


TRUSTEES                                OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                         John F. Donahue
Thomas G. Bigley                        Chairman
John T. Conroy, Jr.                     Edward C. Gonzales
William J. Copeland                     President and Treasurer
James E. Dowd                           J. Christopher Donahue
Lawrence D. Ellis, M.D.                 Executive Vice President
Edward L. Flaherty, Jr.                 John W. McGonigle
Edward C. Gonzales                      Executive Vice President and
Peter E. Madden                         Secretary
Gregor F. Meyer                         Richard B. Fisher
John E. Murray, Jr.                     Vice President
Wesley W. Posvar                        Charles L. Davis, Jr.
Marjorie P. Smuts                       Vice President and Assistant
                                        Treasurer
                                        C. Grant Anderson
                                        Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.







                                        DG
                                        Investor Series
                                      o DG International Equity
                                        Fund

                                        Semi-Annual Report
                                        and Supplement to
                                        the Combined
                                        Prospectus dated
                                        June 30, 1997

                       [DG INVESTOR SERIES LOGO]

                                        A Diversified Portfolio of
                                        DG Investor Series,
                                        an Open-End Management
                                        Investment Company

                                          ParkSouth
                                          Corporation
                                          Jackson, MS
                                          Investment Adviser

[LOGO] FEDERATED INVESTORS                Lazard
                                          Asset Management
       FEDERATED INVESTORS TOWER          New York, NY
       PITTSBURGH, PA 15222-3779          Sub-Adviser

       FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUNDS
       AND IS A SUBSIDIARY OF FEDERATED INVESTORS.

       Cusip 23321N806
       G01258-17(10/97)             [RECYCLED PAPER]

                                    October 30, 1997

DG INTERNATIONAL EQUITY FUND
(A Portfolio of DG Investor Series)
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JUNE 30, 1997

A. Please insert the following "Financial Highlights" table for International Equity Fund immediately following the section entitled "Financial Highlights" which begins on page 6 of the prospectus:

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                  PERIOD ENDED
                                                                                   (UNAUDITED)
                                                                               AUGUST 31, 1997(A)
                                                                               -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $ 10.00
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------
  Net investment income                                                                 0.01
----------------------------------------------------------------------------
  Net realized and unrealized (loss) on investments and foreign currency
  transactions                                                                         (0.33)
----------------------------------------------------------------------------    ------------
Total from investment operations                                                       (0.32)
----------------------------------------------------------------------------    ------------
NET ASSET VALUE, END OF PERIOD                                                       $  9.68
----------------------------------------------------------------------------    ------------
TOTAL RETURN (B)                                                                       (3.20)%
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------
  Expenses                                                                             1.77%*
----------------------------------------------------------------------------
  Net investment income                                                                2.96%*
----------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.50%*
----------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $10,778
----------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0205
----------------------------------------------------------------------------
  Portfolio turnover                                                                      0%
----------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from August 15, 1997 (date of initial public investment) to August 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)



B. Please delete the fifth paragraph of the section entitled "Voting rights" which begins on page 35 of the prospectus and replace it with the following:

"As of October 1, 1997, Deposit Guaranty National Bank was the owner of record of 1,124,587 shares (91.52%) of International Equity Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for vote of shareholders."

C. Please insert the following "Financial Statements" for International Equity Fund immediately following the section entitled "Performance Information" on page 38 of the prospectus.

DG INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--94.4%
-----------------------------------------------------------------------------------
ARGENTINA--1.6%
-----------------------------------------------------------------------------------
                   ENERGY SOURCES--1.6%
                   ----------------------------------------------------------------
      5,200        YPF Sociedad Anonima, ADR                                          $    169,325
                   ----------------------------------------------------------------   ------------
AUSTRALIA--0.9%
-----------------------------------------------------------------------------------
                   BANKING--0.9%
                   ----------------------------------------------------------------
     16,300        Westpac Banking Corp. Ltd.                                               94,365
                   ----------------------------------------------------------------   ------------
BRAZIL--1.5%
-----------------------------------------------------------------------------------
                   TELECOMMUNICATIONS--1.5%
                   ----------------------------------------------------------------
      1,400        Telecomunicacoes Brasileiras SA, ADR                                    165,200
                   ----------------------------------------------------------------   ------------
DENMARK--0.9%
-----------------------------------------------------------------------------------
                   BANKING--0.9%
                   ----------------------------------------------------------------
      1,600        Unidanmark, Class A                                                      93,607
                   ----------------------------------------------------------------   ------------
FINLAND--0.4%
-----------------------------------------------------------------------------------
                   FOREST PRODUCTS & PAPER--0.4%
                   ----------------------------------------------------------------
      2,000        UPM--Kymmene OY                                                          47,437
                   ----------------------------------------------------------------   ------------
FRANCE--11.4%
-----------------------------------------------------------------------------------
                   BANKING--1.7%
                   ----------------------------------------------------------------
      4,400        Banque Nationale de Paris                                               187,610
                   ----------------------------------------------------------------   ------------


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
FRANCE--CONTINUED
-----------------------------------------------------------------------------------
                   BROADCASTING & PUBLISHING--0.5%
                   ----------------------------------------------------------------
        800        Havas SA                                                           $     48,849
                   ----------------------------------------------------------------   ------------
                   CHEMICALS--2.0%
                   ----------------------------------------------------------------
      6,000        Rhone-Poulenc, Class A                                                  220,075
                   ----------------------------------------------------------------   ------------
                   COMMERCIAL SERVICES--1.7%
                   ----------------------------------------------------------------
      1,650        Compagnie Generale des Eaux                                             184,170
                   ----------------------------------------------------------------   ------------
                   ELECTRICAL & ELECTRONICS--1.5%
                   ----------------------------------------------------------------
      1,300        Alcatel Alsthom                                                         159,228
                   ----------------------------------------------------------------   ------------
                   ENERGY SOURCES--2.0%
                   ----------------------------------------------------------------
      1,900        Elf Aquitaine SA                                                        211,136
                   ----------------------------------------------------------------   ------------
                   INSURANCE--0.9%
                   ----------------------------------------------------------------
      1,500        AXA                                                                      95,567
                   ----------------------------------------------------------------   ------------
                   MISCELLANEOUS MATERIALS & COMMODITIES--1.1%
                   ----------------------------------------------------------------
        850        Compagnie de St. Gobain                                                 116,705
                   ----------------------------------------------------------------   ------------
                   Total France                                                          1,223,340
                   ----------------------------------------------------------------   ------------
GERMANY--10.9%
-----------------------------------------------------------------------------------
                   AUTOMOBILE--1.5%
                   ----------------------------------------------------------------
      2,200    (a) Daimler Benz AG                                                         164,552
                   ----------------------------------------------------------------   ------------
                   BANKING--1.9%
                   ----------------------------------------------------------------
      1,600        Deutsche Bank, AG                                                        93,523
                   ----------------------------------------------------------------
      2,700        Dresdner Bank AG, Frankfurt                                             107,258
                   ----------------------------------------------------------------   ------------
                   Total                                                                   200,781
                   ----------------------------------------------------------------   ------------
                   CHEMICALS--1.7%
                   ----------------------------------------------------------------
      4,700        Hoechst AG                                                              186,057
                   ----------------------------------------------------------------   ------------
                   DIVERSIFIED OPERATIONS--0.7%
                   ----------------------------------------------------------------
      3,500    (a) Metallgesellschaft                                                       78,536
                   ----------------------------------------------------------------   ------------
                   FOOD & HOUSEHOLD PRODUCTS--1.0%
                   ----------------------------------------------------------------
      2,300    (a) Metro AG                                                                105,130
                   ----------------------------------------------------------------   ------------


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
GERMANY--CONTINUED
-----------------------------------------------------------------------------------
                   MACHINERY & ENGINEERING--2.4%
                   ----------------------------------------------------------------
        320        Mannesmann SA                                                      $    148,219
                   ----------------------------------------------------------------
        450        Thyssen AG                                                              103,468
                   ----------------------------------------------------------------   ------------
                   Total                                                                   251,687
                   ----------------------------------------------------------------   ------------
                   UTILITIES--ELECTRICAL & GAS--1.7%
                   ----------------------------------------------------------------
        450        Viag AG                                                                 186,866
                   ----------------------------------------------------------------   ------------
                   Total Germany                                                         1,173,609
                   ----------------------------------------------------------------   ------------
GREECE--3.1%
-----------------------------------------------------------------------------------
                   TELECOMMUNICATIONS--3.1%
                   ----------------------------------------------------------------
     15,000    (b) Hellenic Telecommunications Organization                                333,797
                   ----------------------------------------------------------------   ------------
HONG KONG--2.3%
-----------------------------------------------------------------------------------
                   BANKING--1.3%
                   ----------------------------------------------------------------
      4,800        HSBC Holdings PLC                                                       146,177
                   ----------------------------------------------------------------   ------------
                   MULTI-INDUSTRY--1.0%
                   ----------------------------------------------------------------
     14,000        Swire Pacific Ltd., Class A                                             107,039
                   ----------------------------------------------------------------   ------------
                   Total Hong Kong                                                         253,216
                   ----------------------------------------------------------------   ------------
ITALY--5.1%
-----------------------------------------------------------------------------------
                   AUTOMOBILE--1.5%
                   ----------------------------------------------------------------
     52,900        Fiat SPA                                                                162,387
                   ----------------------------------------------------------------   ------------
                   BANKING--0.9%
                   ----------------------------------------------------------------
     48,700        Credito Italiano                                                        100,674
                   ----------------------------------------------------------------   ------------
                   ENERGY--OIL & GAS--1.3%
                   ----------------------------------------------------------------
     25,500        Eni SPA                                                                 142,257
                   ----------------------------------------------------------------   ------------
                   TELECOMMUNICATIONS--1.4%
                   ----------------------------------------------------------------
     41,600        Telecom Italia SPA                                                      146,783
                   ----------------------------------------------------------------   ------------
                   Total Italy                                                             552,101
                   ----------------------------------------------------------------   ------------


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
JAPAN--19.9%
-----------------------------------------------------------------------------------
                   APPLIANCES & HOUSEHOLD DURABLES--2.0%
                   ----------------------------------------------------------------
     12,000        Matsushita Electric Industrial Co.                                 $    220,566
                   ----------------------------------------------------------------   ------------
                   AUTOMOBILE--1.4%
                   ----------------------------------------------------------------
      5,000        Honda Motor Co. Ltd.                                                    153,999
                   ----------------------------------------------------------------   ------------
                   BANKING--1.8%
                   ----------------------------------------------------------------
     20,000    (a) Sumitomo Trust & Banking                                                193,741
                   ----------------------------------------------------------------   ------------
                   BUILDING MATERIALS & COMPONENTS--1.0%
                   ----------------------------------------------------------------
     13,000        Sekisui Chemical Co.                                                    109,786
                   ----------------------------------------------------------------   ------------
                   ELECTRICAL & ELECTRONICS--2.5%
                   ----------------------------------------------------------------
      3,000        Omron Corp.                                                              55,638
                   ----------------------------------------------------------------
      2,400        Sony Corp.                                                              208,644
                   ----------------------------------------------------------------   ------------
                   Total                                                                   264,282
                   ----------------------------------------------------------------   ------------
                   FINANCE-LEASING--1.7%
                   ----------------------------------------------------------------
      2,400        Orix Corp                                                               177,844
                   ----------------------------------------------------------------   ------------
                   FINANCIAL SERVICES--0.7%
                   ----------------------------------------------------------------
      1,400        Promise Co. Ltd.                                                         70,475
                   ----------------------------------------------------------------   ------------
                   INSURANCE--0.3%
                   ----------------------------------------------------------------
      6,000    (a) Mitsui Marine & Fire Insurance Co.                                       34,824
                   ----------------------------------------------------------------   ------------
                   MACHINERY & ENGINEERING--1.3%
                   ----------------------------------------------------------------
     21,000        Mitsubishi Heavy Industries Ltd.                                        138,922
                   ----------------------------------------------------------------   ------------
                   MERCHANDISING--1.0%
                   ----------------------------------------------------------------
      2,000        Ito-Yokado Co., Ltd.                                                    107,634
                   ----------------------------------------------------------------   ------------
                   OFFICE EQUIPMENT--2.0%
                   ----------------------------------------------------------------
     16,000    (a) Ricoh Co. Ltd.                                                          215,930
                   ----------------------------------------------------------------   ------------
                   RECREATION, OTHER CONSUMER GOODS--1.5%
                   ----------------------------------------------------------------
      2,000        Nintendo Corp. Ltd.                                                     164,597
                   ----------------------------------------------------------------   ------------
                   TELECOMMUNICATIONS--1.8%
                   ----------------------------------------------------------------
         21        Nippon Telegraph & Telephone Corp.                                      196,473
                   ----------------------------------------------------------------   ------------


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
JAPAN--CONTINUED
-----------------------------------------------------------------------------------
                   TOBACCO--0.9%
                   ----------------------------------------------------------------
         12    (b) Japan Tobacco, Inc.                                                $     96,274
                   ----------------------------------------------------------------   ------------
                   Total Japan                                                           2,145,347
                   ----------------------------------------------------------------   ------------
KOREA, REPUBLIC OF--1.4%
-----------------------------------------------------------------------------------
                   UTILITIES--ELECTRICAL & GAS--1.4%
                   ----------------------------------------------------------------
      9,300        Korea Electric Power Corp., ADR                                         151,706
                   ----------------------------------------------------------------   ------------
MALAYSIA--0.2%
-----------------------------------------------------------------------------------
                   LEISURE & TOURISM--0.2%
                   ----------------------------------------------------------------
      7,000        Genting Berhad                                                           23,942
                   ----------------------------------------------------------------   ------------
MEXICO--1.3%
-----------------------------------------------------------------------------------
                   BANKING--1.3%
                   ----------------------------------------------------------------
     52,000    (a) Grupo Financiero Banamex Accivel, Class B                               139,295
                   ----------------------------------------------------------------   ------------
NETHERLANDS--1.6%
-----------------------------------------------------------------------------------
                   BEVERAGE & TOBACCO--0.7%
                   ----------------------------------------------------------------
        500        Heineken NV                                                              78,844
                   ----------------------------------------------------------------   ------------
                   ENERGY SOURCES--0.9%
                   ----------------------------------------------------------------
      1,800        Royal Dutch Petroleum Co., ADR                                           91,350
                   ----------------------------------------------------------------   ------------
                   Total Netherlands                                                       170,194
                   ----------------------------------------------------------------   ------------
NEW ZEALAND--0.4%
-----------------------------------------------------------------------------------
                   BREWERY--0.4%
                   ----------------------------------------------------------------
     19,200        Lion Nathan Ltd.                                                         48,450
                   ----------------------------------------------------------------   ------------
PHILIPPINES--1.2%
-----------------------------------------------------------------------------------
                   BANKING--1.2%
                   ----------------------------------------------------------------
     30,000    (a) Philippine National Bank                                                129,412
                   ----------------------------------------------------------------   ------------
SOUTH AFRICA--1.6%
-----------------------------------------------------------------------------------
                   BUILDING MATERIALS & COMPONENTS--1.6%
                   ----------------------------------------------------------------
     14,200    (a) Barlow Ltd.                                                             167,228
                   ----------------------------------------------------------------   ------------


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
SPAIN--1.3%
-----------------------------------------------------------------------------------
                   TELECOMMUNICATIONS--1.3%
                   ----------------------------------------------------------------
      5,600        Telefonica de Espana                                               $    145,168
                   ----------------------------------------------------------------   ------------
SWEDEN--2.8%
-----------------------------------------------------------------------------------
                   APPLIANCES & HOUSEHOLD DURABLES--1.1%
                   ----------------------------------------------------------------
      1,600        Electrolux AB, Class B                                                  113,781
                   ----------------------------------------------------------------   ------------
                   BANKING--1.1%
                   ----------------------------------------------------------------
      4,000        Svenska Handelsbanken, Stockholm                                        122,924
                   ----------------------------------------------------------------   ------------
                   HEALTH & PERSONAL CARE--0.6%
                   ----------------------------------------------------------------
      4,300        Astra AB, Class B                                                        64,979
                   ----------------------------------------------------------------   ------------
                   Total Sweden                                                            301,684
                   ----------------------------------------------------------------   ------------
SWITZERLAND--5.8%
-----------------------------------------------------------------------------------
                   BUILDING MATERIALS & COMPONENTS--0.9%
                   ----------------------------------------------------------------
        115        Holderbank Financiere Glaris AG, Class B                                 96,200
                   ----------------------------------------------------------------   ------------
                   BUSINESS & PUBLIC SERVICES--0.8%
                   ----------------------------------------------------------------
         50        SGS Societe Generale de Surveillance Holding SA                          90,372
                   ----------------------------------------------------------------   ------------
                   FOOD & HOUSEHOLD PRODUCTS--0.9%
                   ----------------------------------------------------------------
         80        Nestle SA                                                                92,992
                   ----------------------------------------------------------------   ------------
                   HEALTH & PERSONAL CARE--1.4%
                   ----------------------------------------------------------------
        105        Novartis AG                                                             148,720
                   ----------------------------------------------------------------   ------------
                   INSURANCE--1.4%
                   ----------------------------------------------------------------
        415        Zurich Versicherungsgesellschaft                                        150,574
                   ----------------------------------------------------------------   ------------
                   UNASSIGNED--0.4%
                   ----------------------------------------------------------------
         80        Societe Suisse pour la Microelectronique et l'Horlogerie                 44,668
                   ----------------------------------------------------------------   ------------
                   Total Switzerland                                                       623,526
                   ----------------------------------------------------------------   ------------


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
UNITED KINGDOM--18.8%
-----------------------------------------------------------------------------------
                   AEROSPACE & MILITARY TECHNOLOGY--2.9%
                   ----------------------------------------------------------------
     13,100        British Aerospace                                                  $    306,654
                   ----------------------------------------------------------------   ------------
                   AUTOMOBILE--1.2%
                   ----------------------------------------------------------------
     40,500    (a) LucasVarity PLC                                                         128,420
                   ----------------------------------------------------------------   ------------
                   BANKING--1.4%
                   ----------------------------------------------------------------
     11,700        National Westminster Bank, PLC, London                                  149,649
                   ----------------------------------------------------------------   ------------
                   BROADCASTING & PUBLISHING--0.4%
                   ----------------------------------------------------------------
     14,700        Mirror Group PLC                                                         48,471
                   ----------------------------------------------------------------   ------------
                   ELECTRICAL & ELECTRONICS--0.8%
                   ----------------------------------------------------------------
     14,600        General Electric Co. PLC                                                 90,412
                   ----------------------------------------------------------------   ------------
                   ENERGY SOURCES--0.9%
                   ----------------------------------------------------------------
      7,000        British Petroleum Co. PLC                                                97,817
                   ----------------------------------------------------------------   ------------
                   FOOD & HOUSEHOLD PRODUCTS--3.4%
                   ----------------------------------------------------------------
     20,700        Cadbury Schweppes PLC                                                   192,281
                   ----------------------------------------------------------------
     18,900    (a) Grand Metropolitan PLC                                                  173,569
                   ----------------------------------------------------------------   ------------
                   Total                                                                   365,850
                   ----------------------------------------------------------------   ------------
                   INSURANCE--0.9%
                   ----------------------------------------------------------------
     10,300        Prudential Corp. PLC                                                    101,353
                   ----------------------------------------------------------------   ------------
                   LEISURE & TOURISM--1.9%
                   ----------------------------------------------------------------
      7,600        Granada Group PLC                                                       100,411
                   ----------------------------------------------------------------
     18,000        Rank Group PLC                                                          103,296
                   ----------------------------------------------------------------   ------------
                   Total                                                                   203,707
                   ----------------------------------------------------------------   ------------
                   MULTI-INDUSTRY--1.1%
                   ----------------------------------------------------------------
     34,000        BTR PLC                                                                 120,156
                   ----------------------------------------------------------------   ------------
                   RECREATION, OTHER CONSUMER GOODS--0.8%
                   ----------------------------------------------------------------
      9,000        EMI Group PLC                                                            81,120
                   ----------------------------------------------------------------   ------------
                   TOBACCO--1.4%
                   ----------------------------------------------------------------
     18,200        B.A.T. Industries PLC                                                   152,388
                   ----------------------------------------------------------------   ------------


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

 SHARES OR
 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------
UNITED KINGDOM--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES--ELECTRICAL & GAS--1.7%
                   ----------------------------------------------------------------
     19,400        National Power Co. PLC                                             $    177,311
                   ----------------------------------------------------------------   ------------
                   Total United Kingdom                                                  2,023,308
                   ----------------------------------------------------------------   ------------
                   Total Common Stocks (IDENTIFIED COST $10,586,666)                    10,175,257
                   ----------------------------------------------------------------   ------------
PREFERRED STOCKS--1.4%
-----------------------------------------------------------------------------------
BRAZIL--1.4%
-----------------------------------------------------------------------------------
                   BEVERAGE & TOBACCO--1.4%
                   ----------------------------------------------------------------
    223,000        Cia Cervejaria Brahma, Preference (IDENTIFIED COST $149,910)            149,579
                   ----------------------------------------------------------------   ------------
                                                     (C) REPURCHASE AGREEMENT--4.1%
-----------------------------------------------------------------------------------
$   441,000        State Street Bank and Trust Co., 5.45%, dated 8/29/1997, due
                   9/2/1997 (AT AMORTIZED COST)                                            441,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $11,177,576)(D)                 $ 10,765,836
                   ----------------------------------------------------------------   ------------

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At August 31, 1997, these securities amounted to $430,071 which represents 4.0% of net assets.

(c) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio.

(d) The cost of investments for federal tax purposes amounts to $11,177,576. The net unrealized depreciation of investments on a federal tax basis amounts to $411,740 which is comprised of $19,293 appreciation and $431,033 depreciation at August 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($10,777,646) at August 31, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depository Receipt
PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)


DG INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $11,177,576)     $10,765,836
--------------------------------------------------------------------------------
Cash                                                                                    911,596
--------------------------------------------------------------------------------
Receivable for shares sold                                                               34,571
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    11,712,003
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                       $926,759
---------------------------------------------------------------------
Payable for taxes withheld                                                    41
---------------------------------------------------------------------
Accrued expenses                                                           7,557
---------------------------------------------------------------------   --------
     Total liabilities                                                                  934,357
--------------------------------------------------------------------------------    -----------
Net Assets for 1,113,491 shares outstanding                                         $10,777,646
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $11,134,671
--------------------------------------------------------------------------------
Net unrealized depreciation of investments and translation of assets
  and
liabilities in foreign currency                                                        (413,176)
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions           43,545
--------------------------------------------------------------------------------
Undistributed net investment income                                                      12,606
--------------------------------------------------------------------------------    -----------
     Total net assets                                                               $10,777,646
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
$10,777,646 / 1,113,491 shares outstanding                                                $9.68
--------------------------------------------------------------------------------    -----------

(See Notes which are an integral part of the Financial Statements)


DG INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED AUGUST 31, 1997 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $41)                                      $   1,373
----------------------------------------------------------------------------------
Interest                                                                                 18,790
----------------------------------------------------------------------------------    ---------
     Total income                                                                        20,163
----------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------
Investment advisory fee                                                    $ 4,262
------------------------------------------------------------------------
Administrative personnel and services fee                                      421
------------------------------------------------------------------------
Custodian fees                                                               2,057
------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                       460
------------------------------------------------------------------------
Directors'/Trustees' fees                                                       38
------------------------------------------------------------------------
Legal fees                                                                      47
------------------------------------------------------------------------
Portfolio accounting fees                                                    1,129
------------------------------------------------------------------------
Shareholder services fee                                                       639
------------------------------------------------------------------------
Share registration costs                                                       311
------------------------------------------------------------------------
Printing and postage                                                           107
------------------------------------------------------------------------
Insurance premiums                                                              55
------------------------------------------------------------------------
Miscellaneous                                                                  162
------------------------------------------------------------------------   -------
     Total expenses                                                          9,688
------------------------------------------------------------------------
Waiver of investment advisory fee                                           (2,131)
------------------------------------------------------------------------   -------
     Net expenses                                                                         7,557
----------------------------------------------------------------------------------    ---------
          Net investment income                                                          12,606
----------------------------------------------------------------------------------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
----------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                       43,545
----------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and translation of assets and
liabilities in foreign currency                                                        (413,176)
----------------------------------------------------------------------------------    ---------
  Net realized and unrealized gain on investments and foreign currency                 (369,631)
----------------------------------------------------------------------------------    ---------
     Change in net assets resulting from operations                                   $(357,025)
----------------------------------------------------------------------------------    ---------

* For the period from August 15, 1997 (date of initial public investment) to August 31, 1997.

(See Notes which are an integral part of the Financial Statements)


DG INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            PERIOD ENDED
                                                                             (UNAUDITED)
                                                                          AUGUST 31, 1997*
                                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                        $    12,606
----------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions
($43,545, as computed for federal tax purposes)                                   43,545
----------------------------------------------------------------------
Net change in unrealized depreciation of investments and translation of
assets and liabilities in foreign currency                                      (413,176)
----------------------------------------------------------------------   ----------------
     Change in net assets resulting from operations                             (357,025)
----------------------------------------------------------------------   ----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                  11,134,671
----------------------------------------------------------------------   ----------------
     Change in net assets resulting from share transactions                   11,134,671
----------------------------------------------------------------------   ----------------
          Change in net assets                                                10,777,646
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                                   --
----------------------------------------------------------------------   ----------------
End of period (including undistributed net investment income of
  $12,606)                                                                   $10,777,646
----------------------------------------------------------------------   ----------------

* For the period from August 15, 1997 (date of initial public investment) to August 31, 1997.

(See Notes which are an integral part of the Financial Statements)


DG INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of DG International Equity Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counter-parts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At August 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                       UNREALIZED
                          FOREIGN CURRENCY UNITS       IN EXCHANGE     CONTRACTS      APPRECIATION
    SETTLEMENT DATE         TO DELIVER/RECEIVE             FOR         AT VALUE      (DEPRECIATION)
    ---------------     ---------------------------    -----------     ---------     --------------
        8/29/97         472,743 Sterling Pound          $ 761,116      $766,364          $5,248
        8/29/97         4,950,048 Philippine Peso       $ 166,109      $161,766          (4,343)

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

     market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on theFund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at August 31, 1997 is as follows:

                       SECURITY                        ACQUISITION DATE       ACQUISITION COST
    ----------------------------------------------     -----------------      -----------------
    Hellenic Telecommunications Organization            8/22/97--8/26/97          $ 339,752
    Japan Tobacco, Inc.                                 8/18/97--8/22/97          $  97,306

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                                               PERIOD ENDED
                                                                             AUGUST 31, 1997*
-------------------------------------------------------------------------   ------------------
Shares sold                                                                      1,113,491
-------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       0
-------------------------------------------------------------------------
Shares redeemed                                                                          0
-------------------------------------------------------------------------   --------------
  Net change resulting from Institutional Shares transactions                    1,113,491
-------------------------------------------------------------------------   --------------

*For the period from August 15, 1997 (date of initial public investment) to August 31, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. For the period ended August 31, 1997, ParkSouth Corporation earned an advisory fee of $2,131, all of which was voluntarily waived.

Under the terms of a sub-advisory agreement between the Adviser and Lazard Asset Management, Lazard Asset Management receives an annual fee from the Adviser equal to 0.50% of the Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $100,000.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the Fund will pay FAS up to 0.15% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Federated Securities Corp.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated
Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.


DG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended August 31, 1997, were as follows:

-------------------------------------------------------------------------------
PURCHASES                                                                         $10,736,576
-------------------------------------------------------------------------------   -----------
SALES                                                                             $         0
-------------------------------------------------------------------------------   -----------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.






                                        DG
                                        Investor Series
                                        Money Market Funds

                                      o DG Prime Money
                                        Market Fund
                                      o DG U.S. Government
                                        Money Market Fund

                                        Combined
                                        Semi-Annual Report

                       [DG INVESTOR SERIES LOGO]

                                        Portfolios of
                                        DG Investor Series,
                                        an Open-End Management
                                        Investment Company

                                          ParkSouth
                                          Corporation
                                          Jackson, MS
                                          Investment Adviser


[LOGO] FEDERATED INVESTORS

       FEDERATED INVESTORS TOWER
       PITTSBURGH, PA 15222-3779

       FEDERATED SECURITIES CORP. IS THE DISTRIBUTOR OF THE FUNDS
       AND IS A SUBSIDIARY OF FEDERATED INVESTORS.

       Cusip 23321N707
       Cusip 23321N103
       G00498-10(10/97)                       [RECYCLED PAPER]


                                              August 31, 1997

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report of the DG Investor Series--Money Market Funds for the six-month period from March 1, 1997 through August 31, 1997. It provides you with complete financial information for the funds, including a complete list of investments and the financial statements.

Each fund puts your cash to work pursuing daily income by investing in a diversified portfolio of high-quality money market securities. Of course, the funds are also managed to give you easy access to your money, and maintain a stable price of $1.00.*

DG PRIME MONEY MARKET FUND, a portfolio of all-government securities, began operation on May 10, 1997. From that date through August 31, 1997, the fund paid dividends totaling $0.02 per share, for a total return of 2.37%.** By the end of the period, the fund had attracted $168.5 million in assets.

DG U.S. GOVERNMENT MONEY MARKET FUND, a portfolio of all-government securities, paid dividends totaling $0.02 per share, for a total return of 2.46% for the six-month period.** Net assets had climbed to more than $242.3 million at the end of the report period.

Thank you for keeping your ready cash working every day through the convenience and professional management of the DG Investor Series Money Market Funds. As always, we welcome your questions or comments.

Sincerely,

LOGO
Edward C. Gonzales
President
October 15, 1997

 * Although money market funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so. Investments in the funds are neither insured nor guaranteed by the U.S.
   government.

** Performance quoted represents past performance and is not indicative of future results.


DG PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(A)COMMERCIAL PAPER--84.2%
-----------------------------------------------------------------------------------
                   BANKING--3.5%
                   ----------------------------------------------------------------
$ 6,000,000        J.P. Morgan & Co., Inc., 5.560%, 11/17/1997                        $  5,929,673
                   ----------------------------------------------------------------   ------------
                   BROKERAGE--3.5%
                   ----------------------------------------------------------------
  6,000,000        Merrill Lynch & Co., Inc., 5.671%, 10/6/1997                          5,967,450
                   ----------------------------------------------------------------   ------------
                   CONSUMER PRODUCTS--3.0%
                   ----------------------------------------------------------------
  5,000,000        Gillette Co., 5.495%, 9/17/1997                                       4,987,889
                   ----------------------------------------------------------------   ------------
                   FINANCE--COMMERCIAL--13.5%
                   ----------------------------------------------------------------
  5,000,000        CIT Group Holdings, Inc., 5.556%, 11/5/1997                           4,950,528
                   ----------------------------------------------------------------
  6,000,000        General Electric Capital Corp., 5.604%, 10/14/1997                    5,960,440
                   ----------------------------------------------------------------
  6,000,000        IBM Credit Corp., 5.567%, 12/15/1997                                  5,904,275
                   ----------------------------------------------------------------
  6,000,000        MetLife Funding, Inc., 5.519%, 10/10/1997                             5,964,380
                   ----------------------------------------------------------------   ------------
                   Total                                                                22,779,623
                   ----------------------------------------------------------------   ------------
                   FINANCE--RETAIL--9.4%
                   ----------------------------------------------------------------
  5,000,000        Associates Corp. of North America, 5.621%, 10/3/1997                  4,975,378
                   ----------------------------------------------------------------
  6,000,000        Commercial Credit Co., 5.596%, 11/10/1997                             5,935,600
                   ----------------------------------------------------------------
  5,000,000        Household Finance Corp., 5.609%, 10/8/1997                            4,971,582
                   ----------------------------------------------------------------   ------------
                   Total                                                                15,882,560
                   ----------------------------------------------------------------   ------------
                   FINANCIAL SERVICES--6.5%
                   ----------------------------------------------------------------
  6,000,000        Caterpillar Financial Services Corp., 5.566%, 11/12/1997              5,934,000
                   ----------------------------------------------------------------
  5,000,000        National Rural Utilities Cooperative Finance Corp., 5.546%,
                   10/23/1997                                                            4,960,494
                   ----------------------------------------------------------------   ------------
                   Total                                                                10,894,494
                   ----------------------------------------------------------------   ------------


DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(A)COMMERCIAL PAPER--CONTINUED
-----------------------------------------------------------------------------------
                   FOOD & BEVERAGE--3.0%
                   ----------------------------------------------------------------
$ 5,000,000        PepsiCo, Inc., 5.491%, 9/10/1997                                   $  4,993,187
                   ----------------------------------------------------------------   ------------
                   INDUSTRIAL PRODUCTS--11.8%
                   ----------------------------------------------------------------
  5,000,000        Cargill, Inc., 5.665%, 9/30/1997                                      4,977,606
                   ----------------------------------------------------------------
  5,000,000        Hasbro, Inc., 5.578%, 12/10/1997                                      4,923,194
                   ----------------------------------------------------------------
  5,000,000        McGraw-Hill Cos., Inc., 5.590%, 11/14/1997                            4,943,369
                   ----------------------------------------------------------------
  5,000,000    (b) Sherwin-Williams Co., 5.574%, 9/8/1997                                4,994,633
                   ----------------------------------------------------------------   ------------
                   Total                                                                19,838,802
                   ----------------------------------------------------------------   ------------
                   INSURANCE--9.4%
                   ----------------------------------------------------------------
  5,000,000        AIG Funding, Inc., 5.686%, 10/1/1997                                  4,976,750
                   ----------------------------------------------------------------
  6,000,000        General RE Corp., 5.605%, 12/18/1997                                  5,900,820
                   ----------------------------------------------------------------
  5,000,000        USAA Capital Corp., 5.553%, 10/30/1997                                4,955,176
                   ----------------------------------------------------------------   ------------
                   Total                                                                15,832,746
                   ----------------------------------------------------------------   ------------
                   PHARMACEUTICALS AND HEALTH CARE--8.8%
                   ----------------------------------------------------------------
  5,000,000        American Home Products Corp., 5.550%, 10/16/1997                      4,965,625
                   ----------------------------------------------------------------
  5,000,000        Glaxo Wellcome PLC, 5.638%, 9/23/1997                                 4,983,011
                   ----------------------------------------------------------------
  5,000,000        Schering Plough Corp., 5.630%, 10/28/1997                             4,956,300
                   ----------------------------------------------------------------   ------------
                   Total                                                                14,904,936
                   ----------------------------------------------------------------   ------------
                   TELECOMMUNICATIONS--5.9%
                   ----------------------------------------------------------------
  5,000,000        AT&T Corp., 5.557%, 12/17/1997                                        4,919,156
                   ----------------------------------------------------------------
  5,000,000        NYNEX Corp., 5.500%, 9/12/1997                                        4,991,643
                   ----------------------------------------------------------------   ------------
                   Total                                                                 9,910,799
                   ----------------------------------------------------------------   ------------


DG PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(A)COMMERCIAL PAPER--CONTINUED
-----------------------------------------------------------------------------------
                   UTILITIES-ELECTRIC--5.9%
                   ----------------------------------------------------------------
$ 5,000,000        Carolina Power & Light Co., 5.604%, 9/2/1997                       $  4,999,229
                   ----------------------------------------------------------------
  5,000,000        Southern California Edison Co., 5.623%, 9/19/1997                     4,986,125
                   ----------------------------------------------------------------   ------------
                   Total                                                                 9,985,354
                   ----------------------------------------------------------------   ------------
                   TOTAL COMMERCIAL PAPER                                              141,907,513
                   ----------------------------------------------------------------   ------------
GOVERNMENT AGENCIES--9.4%
-----------------------------------------------------------------------------------
  5,000,000    (c) Federal Farm Credit Bank, 5.485%, 9/4/1997                            4,997,804
                   ----------------------------------------------------------------
  5,000,000    (c) Federal Home Loan Bank System, 5.729%, 9/25/1997                      4,981,667
                   ----------------------------------------------------------------
  6,000,000    (c) Federal National Mortgage Association, 5.550%, 12/12/1997             5,908,712
                   ----------------------------------------------------------------   ------------
                   TOTAL GOVERNMENT AGENCIES                                            15,888,183
                   ----------------------------------------------------------------   ------------
(D) REPURCHASE AGREEMENTS--6.8%
-----------------------------------------------------------------------------------
$11,484,800        Cantor Fitzgerald Securities, 5.490%, dated 8/29/1997, due
                   9/2/1997                                                             11,484,800
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                           $169,280,496
                   ----------------------------------------------------------------   ------------

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At August 31, 1997, these securities amounted to $4,994,633 which represents 3.0% of net assets.

(c) Discount rate at time of purchase.

(d) The repurchase agreement is fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($168,498,305) at August 31, 1997.

The following acronym is used throughout this portfolio:

PLC -- Public Limited Company

(See Notes which are an integral part of the Financial Statements)


DG U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
U.S. TREASURY OBLIGATIONS--84.0%
-----------------------------------------------------------------------------------
                   U.S. TREASURY BILLS--63.4%
                   ----------------------------------------------------------------
$15,000,000        9/4/1997                                                           $ 14,993,462
                   ----------------------------------------------------------------
 10,000,000        9/11/1997                                                             9,986,097
                   ----------------------------------------------------------------
 10,000,000        9/18/1997                                                             9,975,043
                   ----------------------------------------------------------------
 10,000,000        10/2/1997                                                             9,956,255
                   ----------------------------------------------------------------
 10,000,000        10/9/1997                                                             9,946,694
                   ----------------------------------------------------------------
 10,000,000        10/23/1997                                                            9,928,789
                   ----------------------------------------------------------------
 10,000,000        11/6/1997                                                             9,905,492
                   ----------------------------------------------------------------
 10,000,000        11/13/1997                                                            9,896,381
                   ----------------------------------------------------------------
 10,000,000        11/20/1997                                                            9,888,667
                   ----------------------------------------------------------------
 15,000,000        11/28/1997                                                           14,811,900
                   ----------------------------------------------------------------
 10,000,000        12/4/1997                                                             9,866,833
                   ----------------------------------------------------------------
 10,000,000        12/11/1997                                                            9,856,356
                   ----------------------------------------------------------------
 10,000,000        1/2/1998                                                              9,824,554
                   ----------------------------------------------------------------
 15,000,000        1/8/1998                                                             14,722,650
                   ----------------------------------------------------------------   ------------
                   Total                                                               153,559,173
                   ----------------------------------------------------------------   ------------
                   U.S TREASURY NOTES--20.6%
                   ----------------------------------------------------------------
 10,000,000        5.125%, 3/31/1998                                                     9,975,848
                   ----------------------------------------------------------------
 10,000,000        5.625%, 10/31/1997                                                    9,997,791
                   ----------------------------------------------------------------
 10,000,000        5.750%, 9/30/1997                                                    10,000,205
                   ----------------------------------------------------------------
 10,000,000        6.000%, 12/31/1997                                                   10,017,660
                   ----------------------------------------------------------------
 10,000,000        8.750%, 10/15/1997                                                   10,036,976
                   ----------------------------------------------------------------   ------------
                   Total                                                                50,028,480
                   ----------------------------------------------------------------   ------------
                   TOTAL U.S. TREASURY OBLIGATIONS                                     203,587,653
                   ----------------------------------------------------------------   ------------


DG U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(A)REPURCHASE AGREEMENTS--16.0%
-----------------------------------------------------------------------------------
$25,000,000        Cantor Fitzgerald Securities, 5.490%, dated 8/29/1997, due
                   9/2/1997                                                           $ 25,000,000
                   ----------------------------------------------------------------
 13,683,800        Eastbridge Capital, Inc., 5.480%, dated 8/29/1997, due 9/2/1997      13,683,800
                   ----------------------------------------------------------------   ------------
                   TOTAL REPURCHASE AGREEMENTS                                          38,683,800
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS AT AMORTIZED COST(B)                             $242,271,453
                   ----------------------------------------------------------------   ------------

(a) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($242,337,718) at August 31, 1997.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               DG U.S.
                                                                               DG PRIME       GOVERNMENT
                                                                             MONEY MARKET    MONEY MARKET
                                                                                 FUND            FUND
                                                                             ------------    ------------
ASSETS:
--------------------------------------------------------------------------
Investments in repurchase agreements                                         $11,484,800     $38,683,800
--------------------------------------------------------------------------
Investments in other securities                                              157,795,696     203,587,653
--------------------------------------------------------------------------   -----------     -----------
    Total investments in securities, at amortized cost and value             169,280,496     242,271,453
--------------------------------------------------------------------------
Cash                                                                                  --              56
--------------------------------------------------------------------------
Income receivable                                                                  5,254       1,099,833
--------------------------------------------------------------------------   -----------     -----------
    Total assets                                                             169,285,750     243,371,342
--------------------------------------------------------------------------   -----------     -----------
LIABILITIES:
--------------------------------------------------------------------------
Income distribution payable                                                      714,531         995,966
--------------------------------------------------------------------------
Payable for Bank                                                                   6,042              --
--------------------------------------------------------------------------
Accrued expenses                                                                  66,872          37,658
--------------------------------------------------------------------------   -----------     -----------
    Total liabilities                                                            787,445       1,033,624
--------------------------------------------------------------------------   -----------     -----------
         Total Net Assets                                                    $168,498,305    $242,337,718
--------------------------------------------------------------------------   -----------     -----------
NET ASSET VALUE, OFFERING PRICE and Redemption Proceeds Per Share:
(net assets / shares outstanding)                                                  $1.00           $1.00
--------------------------------------------------------------------------   -----------     -----------
Shares Outstanding                                                           168,498,305     242,337,718
--------------------------------------------------------------------------   -----------     -----------

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1997(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             DG U.S.
                                                                                            GOVERNMENT
                                                                                              MONEY
                                                                          DG PRIME MONEY      MARKET
                                                                          MARKET FUND(A)       FUND
                                                                          --------------    ----------
INVESTMENT INCOME:
-----------------------------------------------------------------------
Interest                                                                   $  4,107,657     $6,355,679
-----------------------------------------------------------------------     -----------     ---------
EXPENSES:
-----------------------------------------------------------------------
Investment advisory fee                                                         364,088       595,570
-----------------------------------------------------------------------
Administrative personnel and services fee                                        73,645       120,836
-----------------------------------------------------------------------
Custodian fees                                                                    7,343        14,062
-----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                          7,004        23,469
-----------------------------------------------------------------------
Directors'/Trustees' fees                                                         1,176         2,168
-----------------------------------------------------------------------
Auditing fees                                                                     1,951         6,302
-----------------------------------------------------------------------
Legal fees                                                                        1,461         1,110
-----------------------------------------------------------------------
Portfolio accounting fees                                                        20,292        27,223
-----------------------------------------------------------------------
Distribution services fee                                                       182,044            --
-----------------------------------------------------------------------
Shareholder services fee                                                             --        31,989
-----------------------------------------------------------------------
Share registration costs                                                         15,416         7,794
-----------------------------------------------------------------------
Printing and postage                                                              2,354         2,521
-----------------------------------------------------------------------
Insurance premiums                                                                1,961         2,217
-----------------------------------------------------------------------
Miscellaneous                                                                     1,641         1,915
-----------------------------------------------------------------------    ------------     ---------
    Total expenses                                                              680,376       837,176
-----------------------------------------------------------------------
WAIVERS--
-----------------------------------------------------------------------
  Waiver of investment advisory fee                                            (145,635)     (238,228)
-----------------------------------------------------------------------
  Waiver of administrative personnel and services fee                           (41,894)           --
-----------------------------------------------------------------------    ------------     ---------
    Total waivers                                                              (187,529)     (238,228)
-----------------------------------------------------------------------    ------------     ---------
         Net expenses                                                           492,847       598,948
-----------------------------------------------------------------------    ------------     ---------
         Net investment income                                             $  3,614,810     $5,756,731
-----------------------------------------------------------------------    ------------     ---------

(a) For the period from March 10, 1997 (date of initial public investment) to August 31, 1997.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   DG PRIME            DG U.S. GOVERNMENT MONEY
                                                 MONEY MARKET                MARKET FUND
                                                     FUND           ------------------------------
                                                 -------------       SIX MONTHS
                                                 PERIOD ENDED           ENDED
                                                  (UNAUDITED)        (UNAUDITED)      YEAR ENDED
                                                  AUGUST 31,         AUGUST 31,      FEBRUARY 28,
                                                    1997(A)             1997             1997
                                                 -------------      -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------
OPERATIONS--
----------------------------------------------
Net investment income                            $   3,614,810      $   5,756,731    $  10,783,399
----------------------------------------------   -------------      -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------
Distributions from net investment income            (3,614,810)        (5,756,731)     (10,783,399)
----------------------------------------------   -------------      -------------    -------------
SHARE TRANSACTIONS--
----------------------------------------------
Proceeds from sale of shares                       310,014,605        281,336,338      550,619,637
----------------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                             2,900,277             94,342          167,230
----------------------------------------------
Cost of shares redeemed                           (144,416,577)      (312,545,888)    (522,981,171)
----------------------------------------------   -------------      -------------    -------------
     Change in net assets from share
     transactions                                  168,498,305        (31,115,208)      27,805,696
----------------------------------------------   -------------      -------------    -------------
          Change in net assets                     168,498,305        (31,115,208)      27,805,696
----------------------------------------------
NET ASSETS:
----------------------------------------------
Beginning of period                                         --        273,452,926      245,647,230
----------------------------------------------   -------------      -------------    -------------
End of period                                    $ 168,498,305      $ 242,337,718    $ 273,452,926
----------------------------------------------   -------------      -------------    -------------

(a) For the period from March 10, 1997 (date of initial public investment) to August 31, 1997.

(See Notes which are an integral part of the Financial Statements)


DG INVESTOR SERIES--MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.)

                                                          NET ASSET                    DISTRIBUTIONS
                                                            VALUE,          NET          FROM NET
                                                          BEGINNING     INVESTMENT      INVESTMENT
             YEAR ENDED FEBRUARY 28 OR 29,                OF PERIOD       INCOME          INCOME
-------------------------------------------------------   ----------    -----------    ------------
DG PRIME MONEY MARKET FUND
1998(a)                                                     $ 1.00          0.02           (0.02)
DG U.S. GOVERNMENT MONEY MARKET FUND
1993(b)                                                     $ 1.00          0.02           (0.02)
1994                                                        $ 1.00          0.03           (0.03)
1995                                                        $ 1.00          0.04           (0.04)
1996                                                        $ 1.00          0.05           (0.05)
1997                                                        $ 1.00          0.05           (0.05)
1998(c)                                                     $ 1.00          0.02           (0.02)

(a) For the period from March 10, 1997 (date of initial public investment), to August 31, 1997 (unaudited).

(b) Reflects operations for the period from July 1, 1992 (date of initial public investment) to February 28, 1993. For the period from March 31, 1992 (start of business) to June 30, 1992, all income was distributed to the administrator.

(c) Reflects operations for the six months ended August 31, 1997
(unaudited).

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) Computed on an annualized basis.

(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


--------------------------------------------------------------------------------

                                             RATIOS TO AVERAGE NET ASSETS
                                ------------------------------------------------------
                                                                           NET ASSETS,
 NET ASSET                                       NET                         END OF
 VALUE, END        TOTAL                      INVESTMENT      EXPENSE      PERIOD (000
 OF PERIOD       RETURN(D)      EXPENSES        INCOME       WAIVER(F)      OMITTED)
------------     ----------     ---------     ----------     ---------     -----------
   $ 1.00            2.37%         0.68%(e)       4.96%(e)      0.26%(e)    $ 168,498
   $ 1.00            1.97%         0.41%(e)       2.88%(e)      0.38%(e)    $ 189,024
   $ 1.00            2.74%         0.54%          2.70%         0.20%       $ 189,315
   $ 1.00            4.06%         0.53%          3.96%         0.20%       $ 162,515
   $ 1.00            5.48%         0.51%          5.33%         0.20%       $ 245,647
   $ 1.00            4.83%         0.50%          4.74%         0.20%       $ 273,453
   $ 1.00            2.46%         0.51%(e)       4.94%(e)      0.20%(e)    $ 242,338


DG INVESTORS SERIES--MONEY MARKET FUNDS

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

DG Investor Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

------------------------------------------------------------------------------------------------------

                 PORTFOLIO NAME                                    INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------------------------
  DG Prime Money Market Fund ("Prime Money Market Current income consistent with stability of Fund") principal.
------------------------------------------------------------------------------------------------------
  DG U.S. Government Money Market Fund ("U.S.        Current income consistent with stability of
  Government Money Market Fund")                     principal and liquidity.
------------------------------------------------------------------------------------------------------

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds' use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be under the repurchase agreement transaction.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and paid discount, if applicable, are amortized as required by the Internal


DG INVESTORS SERIES--MONEY MARKET FUNDS
--------------------------------------------------------------------------------

     Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under Act.

     At August 31, 1997, Prime Money Market Fund held restricted securities as follows:

                                                                     ACQUISITION      ACQUISITION
                               SECURITY                                 DATE             COST
     -------------------------------------------------------------   -----------      -----------
     Sherwin-Williams Co.                                             07/07/1997      $4,951,700

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At August 31, 1997, Prime Money Market and U.S.


DG INVESTORS SERIES--MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Government Money Market Funds' capital paid-in aggregated
$168,498,305, and $242,337,718, respectively. Transactions in shares were as follows:

                                                      PRIME MONEY
                                                      MARKET FUND              U.S. GOVERNMENT MONEY MARKET FUND
                                                   ------------------       ----------------------------------------
                                                      PERIOD ENDED           SIX MONTHS ENDED         YEAR ENDED
                                                   AUGUST 31, 1997(A)        AUGUST 31, 1997      FEBRUARY 28, 1997
------------------------------------------------   ------------------       ------------------    ------------------
Shares sold                                            310,014,605              281,336,338           550,619,637
-----------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                 2,900,277                   94,342               167,230
-----------------------------------------------
Shares redeemed                                       (144,416,577)            (312,545,888)         (522,981,171)
-----------------------------------------------     --------------           --------------          ------------
  Net change resulting from share transactions         168,498,305              (31,115,208)           27,805,696
-----------------------------------------------     --------------           --------------        --------------

(a) For the period from March 10, 1997 (date of initial public investment), to August 31, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--ParkSouth Corporation, a subsidiary of
Deposit Guaranty National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to the percentage of each Fund's average daily net assets as follows:

                                               INVESTMENT
                                                ADVISORY
                FUND NAME                    FEE PERCENTAGE
------------------------------------------   ---------------
Prime Money Market Fund                            0.50%
U.S. Government Money Market Fund                  0.50%

ParkSouth Corporation became the Fund's investment adviser on March 1, 1997. Prior to March 1, 1997, Deposit Guaranty National Bank served as the Fund's investment adviser. The advisory fees charged prior to March 1, 1997 were the same as the current fees listed above.

SUB-ADVISORY FEE--Effective March 1, 1997, Commercial National Bank is no longer the sub-adviser to the Funds.

Prior to March 1, 1997, under the terms of the sub-advisory agreement between Deposit Guaranty National Bank and the Trust Division of
Commercial National Bank, (the "sub-adviser"), the sub-adviser received an annual fee from the Deposit Guaranty National Bank equal to 0.25% of each Fund's average daily net assets.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall aggregate at least $100,000 per fund.


DG INVESTORS SERIES--MONEY MARKET FUNDS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with FAS, the U.S. Government Money Market Fund will pay FAS up to 0.15% of average daily net assets of the Fund for the period. The fee paid to FAS is used to finance certain services for shareholders and to maintain shareholder accounts.

DISTRIBUTION SERVICES FEE--The Funds have adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corporation ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to compensate FSC.

As of August 31, 1997, U.S. Government Money Market Fund did not pay or accrue 12b-1 fees.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated
Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and start-up administrative service expenses of $20,300 for Prime Money Market Fund were borne initially by FAS. Prime Money Market Fund has agreed to reimburse FAS for the organizational and start-up administrative expenses during the five year period following effective date. For the period ended August 31, 1997, the Fund paid $0 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) SUBSEQUENT EVENT

Effective October 1, 1997, DG U.S. Government Money Market Fund was renamed DG Treasury Money Market Fund.


TRUSTEES                                OFFICERS
-----------------------------------------------------------------------------
John F. Donahue                         John F. Donahue
Thomas G. Bigley                        Chairman
John T. Conroy, Jr.                     Edward C. Gonzales
William J. Copeland                     President and Treasurer
James E. Dowd                           J. Christopher Donahue
Lawrence D. Ellis, M.D.                 Executive Vice President
Edward L. Flaherty, Jr.                 John W. McGonigle
Edward C. Gonzales                      Executive Vice President and
Peter E. Madden                         Secretary
Gregor F. Meyer                         Richard B. Fisher
John E. Murray, Jr.                     Vice President
Wesley W. Posvar                        Charles L. Davis, Jr.
Marjorie P. Smuts                       Vice President and Assistant
                                        Treasurer
                                        C. Grant Anderson
                                        Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.